           As filed with the Securities and Exchange Commission on July 31, 2002
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                         PRE-EFFECTIVE AMENDMENT NO.                         |_|

                         POST-EFFECTIVE AMENDMENT NO. 58                     |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                                Amendment No. 59                             |X|


                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)

                              One Financial Center
                           Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:

                                 (866) 840-5469

                                W. Bruce McConnel
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:

                       Gregory Sackos, Assistant Secretary

                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)
         [ ] On [date] pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On [date] pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2)
         [ ] On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

             Title of Securities Being Registered: Shares of Beneficial Interest

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[Front cover page]

Galaxy Municipal Money Market Funds
The Galaxy Fund






Prospectus
October __, 2002




Galaxy New Jersey Municipal Money Market Fund
Galaxy Florida Municipal Money Market Fund

Retail A Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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Contents

1    Risk/return summary
1    Introduction
3    Galaxy New Jersey Municipal Money Market Fund
6    Galaxy Florida Municipal Money Market Fund
9    Additional information about risk

10   Fund management

11   How to invest in the Funds
11   About sales charges
11   Buying, selling and exchanging shares
12        How to buy shares
13        How to sell shares
15        How to exchange shares
15        Other transaction policies

17   Dividends, distributions and taxes

19   Galaxy investor programs

21   How to reach Galaxy

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RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy New Jersey Municipal Money Market Fund and the Galaxy Florida Municipal Money Market Fund (the "Funds"). The Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each of the Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

-    the fees and expenses that you will pay as an investor in the Fund.


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for a way to earn money market returns that are free of federal income tax and certain state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free of the state's income tax or, in the case of the Florida Municipal Money Market Fund, the state's intangible personal property tax. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

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THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for both of these Funds.


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 38.6% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.14%. On the other hand, if you earn 10% on a tax-exempt fund, your after-tax return is also 10% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.14% on a tax-exempt fund than if you earn a 10% return on a taxable fund before you pay federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

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Galaxy New Jersey Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and New Jersey personal income tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by or on behalf of the State of New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both regular federal income tax and New Jersey personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

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[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

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HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                           DISTRIBUTION AND                  TOTAL FUND
                                           SERVICE (12b-1)       OTHER        OPERATING
                        MANAGEMENT FEES          FEES           EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
Retail A Shares              0.40%               None           0.29%(1,2)     0.69%(2)

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.24%. Total Fund operating expenses after this waiver are expected to be 0.64%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Retail A Shares     $70         $221        $384         $859

Galaxy Florida Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax through Fund shares that are exempt from Florida intangible personal property tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Florida municipal securities, which are securities issued by or on behalf of the State of Florida and other government issuers (and may include issuers located outside Florida) and that pay interest which is exempt from both regular federal income tax and the Florida intangible personal property tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                           DISTRIBUTION AND                  TOTAL FUND
                                           SERVICE (12b-1)       OTHER        OPERATING
                        MANAGEMENT FEES          FEES           EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
Retail A Shares              0.40%               None           0.27%(1,2)     0.67%(2)

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.22%. Total Fund operating expenses after this waiver are expected to be 0.62%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Retail A Shares     $68         $214        $373         $835

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT


ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of May 31, 2002, the Adviser and its affiliates managed over $____ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The Adviser is entitled to receive advisory fees with respect to each Fund at the annual rate of 0.40% of the first $750,000,000 of the Fund's average daily net assets plus 0.35% of average daily net assets in excess of $750,000,000.

HOW TO INVEST IN THE FUNDS


ABOUT SALES CHARGES

There are no sales charges when you buy or sell Retail A Shares of a Fund.


SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets (consisting of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.



[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares, minus the value of the Fund's liabilities attributable to Retail A Shares, divided by the number of Retail A Shares held by investors.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares of the Funds on any business day. A business day for the Funds is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its net asset value (NAV) per share as described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-866-840-5469. A financial adviser who places orders on your behalf may charge you a separate fee for their services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy's distributor in any of the following ways:

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:
-   $2,500 for regular accounts
-   $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts
-   $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, we'll cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA  02110
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-866-840-5469 for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. The financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell shares directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL
Send your request in writing to:
The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:
-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:

-    you're selling shares worth more than $50,000,

- you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-866-840-5469 unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange Retail A Shares of the Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

TO EXCHANGE SHARES:
-    ask your financial adviser

-    call Galaxy's distributor at 1-866-840-5469.

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


NEW JERSEY MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New Jersey personal income tax. However, dividends, if any, derived from interest on securities other than New Jersey municipal securities, or from capital gains, will be subject to New Jersey personal income tax.


FLORIDA MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Florida intangible personal property tax. However, dividends, if any, derived from interest on securities other than Florida municipal securities, or from capital gains, will be subject to Florida intangible personal property tax.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.


OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-866-840-5469.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

CHECKWRITING

You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's distributor at 1-866-840-5469 to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-866-840-5469, Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-9504.


THE INTERNET

Please visit Galaxy's Web site at:
www.galaxyfunds.com

[Sidenote:]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-688-4889, 24 hours a day, seven days a week.

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.




[insert Fleet code]

[Front cover page]

Galaxy Municipal Money Market Funds
The Galaxy Fund






Prospectus
October __, 2002




Galaxy New Jersey Municipal Money Market Fund
Galaxy Florida Municipal Money Market Fund

Prime Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents



1   Risk/return summary
1   Introduction
3   Galaxy New Jersey Municipal Money Market Fund
6   Galaxy Florida Municipal Money Market Fund
9   Additional information about risk

10  Fund management

11  How to invest in the Funds
11  About sales charges
11  Buying and selling shares
12       How to buy shares
12       How to sell shares
12       Shareholder services
13       Other transaction policies

14  Dividends, distributions and taxes

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy New Jersey Municipal Money Market Fund and the Galaxy Florida Municipal Money Market Fund (the "Funds"). The Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each of the Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

-    the fees and expenses that you will pay as an investor in the Fund.


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.


WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for a way to earn money market returns that are free of federal income tax and certain state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free of the state's income tax or, in the case of the Florida Municipal Money Market Fund, the state's intangible personal property tax. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for both of these Funds.


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 38.6% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.14%. On the other hand, if you earn 10% on a tax-exempt fund, your after-tax return is also 10% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.14% on a tax-exempt fund than if you earn a 10% return on a taxable fund before you pay federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.


AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy New Jersey Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the New Jersey State personal income tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by or on behalf of the State of New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both regular federal income tax and New Jersey personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Prime Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                           DISTRIBUTION AND                  TOTAL FUND
                                           SERVICE (12b-1)       OTHER        OPERATING
                        MANAGEMENT FEES          FEES           EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
Prime Shares                 0.40%             0.45%(1)         0.19%(2)      1.04%(1)

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.99%. This fee waiver may be revised or discontinued at any time.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Prime Shares        $106        $331        $574         $1,271

Galaxy Florida Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax through Fund shares that are exempt from Florida intangible personal property tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Florida municipal securities, which are securities issued by or on behalf of the State of Florida and other government issuers (and may include issuers located outside Florida) and that pay interest which is exempt from both regular federal income tax and the Florida intangible personal property tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Since the Fund invests primarily in Florida municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Florida. Other considerations affecting the Fund's investments in Florida municipal securities are summarized in the Statement of Additional Information.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Prime Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                           DISTRIBUTION AND                  TOTAL FUND
                                           SERVICE (12b-1)       OTHER        OPERATING
                        MANAGEMENT FEES          FEES           EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
Prime Shares                 0.40%             0.45%(1)         0.17%(2)      1.02%(1)

(1) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Prime Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services), but will limit such fees to no more than 0.45% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees so that such fees are expected to be 0.40%. Total Fund operating expenses after this waiver are expected to be 0.97%. This fee waiver may be revised or discontinued at any time.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Prime Shares        $104        $325        $563         $1,248

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT


ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of May 31, 2002, the Adviser and its affiliates managed over $____ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The Adviser is entitled to receive advisory fees with respect to each Fund at the annual rate of 0.40% of the first $750,000,000 of the Fund's average daily net assets plus 0.35% of average daily net assets in excess of $750,000,000.

HOW TO INVEST IN THE FUNDS


ABOUT SALES CHARGES

There are no sales charges when you buy or sell Prime Shares of a Fund.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Prime Shares, minus the value of the Fund's liabilities attributable to Prime Shares, divided by the number of Prime Shares held by investors.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Prime Share assets for selling and distributing Prime Shares and for services provided to shareholders. Prime Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's Prime Share assets. The Funds do not intend to pay more than 0.45% in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


BUYING AND SELLING SHARES

You can buy and sell Prime Shares of the Funds on any business day. A business day for the Funds is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its net asset value (NAV) per share as described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m.

(Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV is determined on each business day as of 11:00 a.m. (Eastern time) and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.


[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


HOW TO BUY SHARES

You can buy Prime Shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. Your broker-dealer will usually hold the shares in your name and receive all confirmations of purchases and sales. Contact your broker-dealer for more information. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.


HOW TO SELL SHARES

You can sell your Prime Shares through your broker-dealer. Please contact your broker-dealer for information on how to sell your shares. Your broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Contact your broker-dealer for more information.


SHAREHOLDER SERVICES

Your broker-dealer may offer certain shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may reject any order to buy shares. Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days, but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of the Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


NEW JERSEY MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from New Jersey personal income tax. However, dividends, if any, derived from interest on securities other than New Jersey municipal securities, or from capital gains, will be subject to New Jersey personal income tax.


FLORIDA MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Florida intangible personal property tax. However, dividends, if any, derived from interest on securities other than Florida municipal securities, or from capital gains, will be subject to Florida intangible personal property tax.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.


OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.



[insert Fleet code]

[Front cover page]
The Galaxy Fund






Prospectus
October __, 2002

Galaxy Institutional Prime Money Market Fund


Class I Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1    Risk/return summary
1    Introduction
2    Galaxy Institutional Prime Money Market Fund
4    Additional information about risk

5    Fund management

6    How to invest in the Fund
6    Buying, selling and exchanging shares
7         How to buy shares
7         How to sell shares
8         How to exchange shares
8         Other transaction policies

9    Dividends, distributions and taxes

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Institutional Prime Money Market Fund. The Fund invests primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Fund's investment adviser to carry very little risk. Money market instruments purchased by the Fund must meet strict requirements as to investment quality, maturity, and diversification. The Fund doesn't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by the Fund must be 90 days or less. The Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about the Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

-    the fees and expenses that you will pay as an investor in the Fund.


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

THE FUND'S INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Fund.

AN INVESTMENT IN THE FUND ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Galaxy Institutional Prime Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.



HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                DISTRIBUTION                               TOTAL FUND OPERATING
                         MANAGEMENT FEES        (12b-1) FEES          OTHER EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------------------
Class I Shares                 0.20%(1)                 None               0.12%(2)               0.32%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this waiver are expected to be 0.22%. This fee waiver may be revised or discontinued at any time.

(2)  Other expenses are estimated for the Fund's first year of operations.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Class I Shares      $33         $103        $180         $406

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in the Galaxy Institutional Prime Money Market Fund have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes the Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT


ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of May 31, 2002, the Adviser and its affiliates managed over $___ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The Adviser is entitled to receive advisory fees with respect to the Fund at the annual rate of 0.20% of the Fund's net assets.

HOW TO INVEST IN THE FUND


BUYING, SELLING AND EXCHANGING SHARES

Class I Shares of the Fund are available for purchase by the following types of investors:

- institutional investors that are purchasing shares of the Fund on their own behalf

- financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Fund on behalf of their customers.

You can buy and sell Class I Shares of the Fund on any business day. A business day for the Fund is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, the Fund may open for business if it can maintain its operations. In this event, the Fund will determine its net asset value (NAV) per share as described below. To determine if the Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of the Fund is received and accepted by Galaxy's distributor by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of the Fund is received and accepted by Galaxy's distributor after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of the Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:00 p.m. (Eastern time) on each business day.

The Fund's assets are valued at amortized cost, which is approximately equal to market value.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of the Fund's assets attributable to Class I Shares, minus the value of the Fund's liabilities attributable to Class I Shares, divided by the number of Class I Shares held by investors.

HOW TO BUY SHARES

If you are an institutional investor purchasing on your own behalf, you can buy Class I Shares by submitting your purchase order to Galaxy's distributor and wiring payment to Galaxy's custodian. If you are a customer of a financial institution, you can buy Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire.

[Sidenote:]
INVESTMENT MINIMUMS
The minimum initial aggregate investment by an institutional investor purchasing shares of the Fund on its own behalf or a financial institution purchasing shares of the Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


HOW TO SELL SHARES

If you are an institutional investor selling for your own account, you can sell Class I Shares by submitting your order directly to Galaxy's distributor. If you are a customer of a financial institution, you can sell Class I Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution may do so. Contact your financial institution for more information.

HOW TO EXCHANGE SHARES

If you are a customer of a financial institution, you may exchange Class I Shares of the Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other fund that's managed by the Adviser in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange your Class I Shares of the Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

TO EXCHANGE SHARES:

-    all Galaxy's distributor at 1-866-840-5469

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-    ask your financial institution.

Galaxy doesn't charge any fee for making exchanges, but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy or exchange shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of the Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to institutional investors and financial institutions on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect the Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that an institutional investor or financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the institutional investor or financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Fund will generally be taxable to shareholders. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Fund.

STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

[Back Cover Page]

Where to find more information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Fund, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


[INSERT FLEET CODE]

[Front cover page]
The Galaxy Fund






Prospectus
October ___, 2002

Galaxy Institutional Prime Money Market Fund
Galaxy Institutional Government Money Market Fund



Class II Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1        Risk/return summary
1        Introduction
2        Galaxy Institutional Prime Money Market Fund
4        Galaxy Institutional Government Money Market Fund
7        Additional information about risk

8        Fund management

9        How to invest in the Funds
9        Buying and selling shares
10                How to buy shares
10                How to sell shares
10                Other transaction policies
11                Shareholder service fees

12       Dividends, distributions and taxes

13       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Institutional Prime Money Market Fund and Galaxy Institutional Government Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Institutional Prime Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                 DISTRIBUTION                           TOTAL FUND OPERATING
                          MANAGEMENT FEES        (12b-1) FEES        OTHER EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------------------
Class II Shares           0.20%(1)               None                0.27%(1,2)         0.47%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.25%. Total Fund operating expenses after these waivers are expected to be 0.35%. These fee waivers may be revised or discontinued at any time.

(2)  Other expenses are estimated for the Fund's first year of operations.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Class II Shares     $48         $151        $263         $591

Galaxy Institutional Government Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered Class II Shares to investors. The returns shown below are for Class I Shares of the Fund, which are offered in a separate prospectus. Class I Shares and Class II Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[Sidenote:]
Best quarter:              1.61% for the quarter ending December 31, 2000
Worst quarter:             0.60% for the quarter ending December 31, 2001


[bar chart goes here]

    1994          1995         1996        1997         1998         1999        2000         2001
----------------------------------------------------------------------------------------------------
    3.92%         5.58%       5.06%        5.11%        5.30%       5.00%        6.27%        3.99%

The total return for Class I Shares of the Fund for the six months ended June 30, 2002 was 0.82%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2001.

                                  1 YEAR               5 YEARS            SINCE INCEPTION
---------------------------------------------------------------------------------------------
Class I Shares                    3.99%                 5.13%             4.85% (4/15/93)

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                DISTRIBUTION                                 TOTAL FUND
                         MANAGEMENT FEES        (12b-1) FEES      OTHER EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
Class II Shares               0.20%                None              0.26%(1)                 0.46%(1)

(1) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.15%. Total Fund operating expenses after this waiver are expected to be 0.35%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Class II Shares     $47         $148        $258         $579

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of May 31, 2002, the Adviser and its affiliates managed over $___ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

FUND                                 MANAGEMENT FEE AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Institutional Prime Money Market                           -*

Institutional Government Money Market                   0.17%

* The Institutional Prime Money Market Fund had not commenced operations prior to the date of this prospectus. The Adviser is entitled to receive advisory fees with respect to the Fund at the annual rate of 0.20% of the Fund's net assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

Class II Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class II Shares the Funds.

You can buy and sell Class II Shares of the Funds on any business day. A business day for the Funds is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its net asset value (NAV) per share as described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's distributor by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's distributor after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Class II Shares, minus the value of the Fund's liabilities attributable to Class II Shares, divided by the number of Class II Shares held by investors.

HOW TO BUY SHARES

You can buy Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire.

[Sidenote:]

INVESTMENT MINIMUMS
The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

HOW TO SELL SHARES

You can sell Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's distributor and crediting your account with the proceeds.

Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class II Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class II Share assets to qualified financial institutions who provide certain services to their customers who own Class II shares of the Funds. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Class II Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS
As of the date of this prospectus, Class II Shares of the Institutional Government Money Market Fund had not been offered to investors. The financial highlights table on the following page for the Institutional Government Money Market Fund reflects the performance for Class I Shares of the Fund for the six months ended April 30, 2002 and the past five years and is intended to provide you with a long-term perspective as to the Fund's financial history. Certain information reflects the financial performance of a single Class I Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Fund, assuming all dividends and distributions were reinvested. The information for the six months ended April 30, 2002 is unaudited and the Fund's unaudited financial statements included in the Fund's Semi-Annual Report dated April 30, 2002 are incorporated by reference into the SAI. The information for the fiscal years ended October 31, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements are included in the Fund's Annual Report dated October 31, 2001, and are incorporated by reference into the SAI. The information for the Fund for the fiscal years ended October 31, 1998 and 1997 was audited by Galaxy's former auditors. The Fund's Annual and Semi-Annual Reports and SAI are available free of charge upon request.

No financial highlights are presented for the Institutional Prime Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

                GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS ENDED
                                          APRIL 30, 2002
                                            (UNAUDITED)                           YEARS ENDED OCTOBER 31,
                                            -----------    -----------------------------------------------------------------------
                                                               2001           2000           1999           1998           1997
                                                           -----------    -----------    -----------    -----------    -----------
                                                                                 CLASS I SHARES
                                                                                 --------------

Net asset value, beginning of period           $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                         -----------       -----------    -----------    -----------    -----------    -----------

Income from investment operations:
Net investment income(1)                        0.01              0.05           0.06           0.05           0.05           0.05
                                         -----------       -----------    -----------    -----------    -----------    -----------

Less dividends:
Dividends from net investment income           (0.01)            (0.05)         (0.06)         (0.05)         (0.05)         (0.05)
                                         -----------       -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net asset
value                                             --                --             --             --             --             --
                                         -----------       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period                 $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                         ===========       ===========    ===========    ===========    ===========    ===========

Total return                                    0.92%(2)          4.71%          6.09%          4.92%          5.32%          5.09%

Ratios/supplemental data:

Net assets, end of period (000s)            $416,020          $324,272       $252,482       $222,443       $200,319       $175,141

Ratios to average net assets:
Net investment income including
reimbursement/waiver                            1.83%(3)          4.55%          5.94%          4.82%          5.17%          4.94%

Operating expenses including
reimbursement/waiver                            0.29%(3)          0.27%          0.20%          0.20%          0.20%          0.19%

Operating expenses excluding
reimbursement/waiver                            0.30%(3)          0.34%          0.35%          0.38%          0.36%          0.33%


(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.01, $0.05, $0.06,
     $0.05, $0.05 and $0.05, respectively.

(2)  Not Annualized.

(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


[INSERT FLEET CODE]

[Front cover page]
The Galaxy Fund






Prospectus
October __, 2002

Galaxy Institutional Prime Money Market Fund
Galaxy Institutional Government Money Market Fund



Class III Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1        Risk/return summary
1        Introduction
2        Galaxy Institutional Prime Money Market Fund
4        Galaxy Institutional Government Money Market Fund
7        Additional information about risk

8        Fund management

9        How to invest in the Funds
9                 Buying and selling shares
10                How to buy shares
10                How to sell shares
10                Other transaction policies
11                Shareholder service fees

12       Dividends, distributions and taxes

13       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION


This prospectus describes the Galaxy Institutional Prime Money Market Fund and Galaxy Institutional Government Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Institutional Prime Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                    DISTRIBUTION                                 TOTAL FUND OPERATING
                             MANAGEMENT FEES        (12b-1) FEES             OTHER EXPENSES             EXPENSES
---------------------------------------------------------------------------------------------------------------------
Class III Shares                0.20%(1)                 None                0.37%(1, 2)              0.57%(1)

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.35%. Total Fund operating expenses after these waivers are expected to be 0.45%. These fee waivers may be revised or discontinued at any time.

(2)  Other expenses are estimated for the Fund's first year of operations.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Class III Shares    $58         $183        $318         $714

Galaxy Institutional Government Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered Class III Shares to investors. The returns shown below are for Class I Shares of the Fund, which are offered in a separate prospectus. Class I Shares and Class III Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.


[Sidenote:]
Best quarter:              1.61% for the quarter ending December 31, 2000
Worst quarter:             0.60% for the quarter ending December 31, 2001


[bar chart goes here]

The total return for Class I Shares of the Fund for the six months ended June 30, 2002 was 0.82%.

    1994          1995         1996        1997         1998         1999        2000         2001
-------------------------------------------------------------------------------------------------------
    3.92%         5.58%       5.06%        5.11%        5.30%       5.00%        6.27%        3.99%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2001.

                                  1 YEAR               5 YEARS            SINCE INCEPTION
---------------------------------------------------------------------------------------------
Class I Shares                    3.99%                 5.13%             4.85% (4/15/93)

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                DISTRIBUTION                                 TOTAL FUND
                          MANAGEMENT FEES       (12b-1) FEES      OTHER EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
Class III Shares              0.20%                None             0.36%(1)                 0.56%(1)

(1) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (which are included in Other expenses) so that Other expenses are expected to be 0.25%. Total Fund operating expenses after this waiver are expected to be 0.45%. This fee waiver may be revised or discontinued at any time.

EXAMPLE


This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Class III Shares    $57         $179        $313         $701

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of May 31, 2002, the Adviser and its affiliates managed over $__ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

FUND                                                   MANAGEMENT FEE AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------
Institutional Prime Money Market                                              -*

Institutional Government Money Market                                      0.17%

* The Institutional Prime Money Market Fund had not commenced operations prior to the date of this prospectus. The Adviser is entitled to receive advisory fees with respect to the Fund at the annual rate of 0.20% of the Fund's net assets.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

Class III Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class III Shares of the Funds.

You can buy and sell Class III Shares of the Funds on any business day. A business day for the Funds is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its net asset value (NAV) per share as described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's distributor by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's distributor after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Class III Shares, minus the value of the Fund's liabilities attributable to Class III Shares, divided by the number of Class III Shares held by investors.


HOW TO BUY SHARES

You can buy Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire.

[Sidenote:]
INVESTMENT MINIMUMS
The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

HOW TO SELL SHARES

You can sell Class III Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for transmitting your order to Galaxy's distributor and crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class III Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class III Share assets to qualified financial institutions who provide certain services to their customers who own shares of the Funds. The Funds do not intend to pay more than 0.25% in shareholder service fees with respect to Class III Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, Class III Shares of the Institutional Government Money Market Fund had not been offered to investors. The financial highlights table on the following page for the Institutional Government Money Market Fund reflects the performance for Class I Shares of the Institutional Government Money Market Fund for the six months ended April 30, 2002 and the past five years and is intended to provide you with a long-term perspective as to the Fund's financial history. Certain information reflects the financial performance of a single Class I Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Fund, assuming all dividends and distributions were reinvested. The information for the six months ended April 30, 2002 is unaudited and the Fund's unaudited financial statements included in the Fund's Semi-Annual Report dated April 30, 2002 are incorporated by reference into the SAI. The information for the fiscal years ended October 31, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements are included in the Fund's Annual Report dated October 31, 2001, and are incorporated by reference into the SAI. The information for the Fund for the fiscal years ended October 31, 1998 and 1997 was audited by Galaxy's former auditors. The Fund's Annual and Semi-Annual Reports and SAI are available free of charge upon request.

No financial highlights are presented for the Institutional Prime Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

                GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                         SIX MONTHS ENDED
                                          APRIL 30, 2002                          YEARS ENDED OCTOBER 31,
                                            (UNAUDITED)     --------------------------------------------------------------------
                                            -----------       2001           2000           1999           1998           1997
                                                            --------       --------       --------       --------       --------
                                                                                       CLASS I SHARES
                                                                                       --------------
Net asset value, beginning of period        $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                         --------          --------       --------       --------       --------       --------
Income from investment operations:
  Net investment income(1)                   0.01              0.05           0.06           0.05           0.05           0.05
                                         --------          --------       --------       --------       --------       --------
Less dividends:
  Dividends from net investment income      (0.01)            (0.05)         (0.06)         (0.05)         (0.05)         (0.05)
                                         --------          --------       --------       --------       --------       --------
Net increase (decrease) in net asset
  value                                        --                --             --             --             --             --
                                         --------          --------       --------       --------       --------       --------

Net asset value, end of period              $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                         ========          ========       ========       ========       ========       ========
Total return                                 0.92%(2)          4.71%          6.09%          4.92%          5.32%          5.09%
Ratios/supplemental data:
  Net assets, end of period (000s)       $416,020          $324,272       $252,482       $222,443       $200,319       $175,141
Ratios to average net assets:
Net investment income including
reimbursement/waiver                         1.83%(3)          4.55%          5.94%          4.82%          5.17%          4.94%
Operating expenses including
reimbursement/waiver                         0.29%(3)          0.27%          0.20%          0.20%          0.20%          0.19%
Operating expenses excluding
reimbursement/waiver                         0.30%(3)          0.34%          0.35%          0.38%          0.36%          0.33%


(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.01, $0.05, $0.06, $0.05,
$0.05 and $0.05, respectively.

(2)  Not Annualized.

(3)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


[INSERT FLEET CODE]

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
OCTOBER __, 2002


GALAXY NEW JERSEY MUNICIPAL MONEY MARKET FUND
GALAXY FLORIDA MUNICIPAL MONEY MARKET FUND      RETAIL A SHARES AND PRIME SHARES

     This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-866-840-5469

CURRENT PROSPECTUSES

- Prospectus for Retail A Shares of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds dated October__, 2002

- Prospectus for Prime Shares of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds dated October__, 2002

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION                                                          1
DESCRIPTION OF GALAXY AND ITS SHARES                                         1
INVESTMENT STRATEGIES, POLICIES AND RISKS                                    4
         New Jersey Municipal Money Market Fund                              4
         Florida Municipal Money Market Fund                                 4
         Other Investment Policies and Risk Considerations                   5
         Quality Requirements                                                5
         U.S. Government Obligations                                         5
         Money Market Instruments                                            6
         Municipal Securities                                                7
         Stand-By Commitments                                               10
         Tender Option Bonds                                                10
         Variable and Floating Rate Instruments                             11
         Repurchase Agreements                                              12
         When-Issued and Delayed Settlement Transactions                    12
         Investment Company Securities                                      13
         Non-Diversification                                                13
         New Jersey Investment Risks                                        14
         Florida Investment Risks                                           17
         Portfolio Securities Generally                                     21
INVESTMENT LIMITATIONS                                                      21
NET ASSET VALUE                                                             24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                              25
         Purchases of Retail A Shares and Prime Shares                      25
         Other Purchase Information                                         26
         Redemptions                                                        26
INVESTOR PROGRAMS                                                           27
         Exchange Privilege - Retail A Shares                               27
         Automatic Investment Program and Systematic
              Withdrawal Plan - Retail A Shares                             28
         Payroll Deduction Program - Retail A Shares                        28
         College Investment Program - Retail A Shares                       29
         Checkwriting - Retail A Shares                                     29
         Direct Deposit Program - Retail A Shares                           29
TAXES                                                                       29
         State and Local                                                    30
         Miscellaneous                                                      32
TRUSTEES AND OFFICERS                                                       33
         Standing Board Committees                                          35
         Trustee Ownership of Fund Shares                                   36
         Board Compensation                                                 36
         Shareholder and Trustee Liability                                  38
INVESTMENT ADVISER                                                          39

         Board Approval of Investment Advisory Agreement                    40
ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT                             40
CUSTODIAN AND TRANSFER AGENT                                                42
EXPENSES                                                                    43
PORTFOLIO TRANSACTIONS                                                      43
SHAREHOLDER SERVICES PLAN - RETAIL A SHARES                                 44
DISTRIBUTION AND SERVICES PLAN - PRIME SHARES                               45
DISTRIBUTOR                                                                 46
AUDITORS                                                                    47
COUNSEL                                                                     47
CODES OF ETHICS                                                             47
PERFORMANCE AND YIELD INFORMATION                                           47
         Tax-Equivalency Tables                                             48
         Performance Reporting                                              52
MISCELLANEOUS                                                               52
APPENDIX A                                                                 A-1

                               GENERAL INFORMATION

         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Funds should be made without reading a Prospectus.

         The New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund are new and have not offered shares prior to the date of this Statement of Additional Information.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                      DESCRIPTION OF GALAXY AND ITS SHARES

         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in forty-three investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Institutional Prime Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap
Fund, Large Cap Core Fund, Strategic Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Short-Term Bond Fund, Intermediate Government Income Fund, Quality Plus Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund. Prior to the date of this Statement of Additional Information, however, the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund had not commenced investment operations.

         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Funds as follows: Class UU - Series 1 Shares (Retail A Shares) and Class UU - Series 2 Shares (Prime Shares), representing interests in the New Jersey Municipal Money Market Fund; and Class VV - Series 1 Shares (Retail A Shares) and Class VV - Series 2 Shares (Prime Shares), representing interests in the Florida Municipal Money Market Fund. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Retail A Shares and Prime Shares) bears pro rata the same expenses and is entitled equally to the Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Retail A Shares will bear the expenses of the Shareholder Services Plan for Retail A Shares and holders of Prime Shares will bear the expenses of the Distribution and Services Plan for Prime Shares. In addition, each series may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plan
- Retail A Shares" and "Distribution and Services Plan - Prime Shares" below.

         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Retail A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for Retail A Shares and only Prime Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Prime Shares). Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the "1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of

Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in its Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted herein under "New Jersey Municipal Money Market Fund," and "Florida Municipal Money Market Fund" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

         Money market instruments in which the Funds may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax. These debt obligations are commonly referred to as Municipal Securities.

NEW JERSEY MUNICIPAL MONEY MARKET FUND

         The New Jersey Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of New Jersey, its political subdivisions, authorities, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto Rico), the interest income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax and New Jersey personal income tax ("New Jersey Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of New Jersey Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. See "Other Investment Policies and Risk Considerations" below. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the New Jersey personal income tax.

FLORIDA MUNICIPAL MONEY MARKET FUND

         The Florida Municipal Money Market Fund attempts to achieve its objective by investing in a portfolio of debt obligations issued by or on behalf of the State of Florida, its political subdivisions, authorities, agencies, instrumentalities and corporations, the interest income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities") with remaining maturities of 397 days or less at the time of purchase (with certain exceptions). Examples of Florida Municipal Securities include, but are not limited to, municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having remaining maturities of less than 397 days without demand features); and tender option bonds. As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the Florida intangible personal property tax.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

QUALITY REQUIREMENTS

         Each Fund will purchase only those instruments which meet the quality requirements described below. The New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt securities, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest, short-term rating categories. See "Investment Limitations" below.

         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. For example, with respect to the Funds, Fleet will generally treat New Jersey Municipal Securities or Florida Municipal Securities, as the case may be, as eligible portfolio securities if the issuer has received long-term bond ratings within the three highest rating categories assigned by a Rating Agency with respect to other bond issues. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations".

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

         Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by Galaxy's Board of Trustees, that an adequate trading market exists for such securities. The Funds may also purchase Rule 144A securities. See "Investment Limitations" below.

MUNICIPAL SECURITIES

         Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal Securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

         The two principal classifications of Municipal Securities that may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

         Municipal Securities may include variable rate demand notes, which are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which a Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

         Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

         There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's, S&P and Fitch, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

         The payment of principal and interest on most securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses for the Funds including applicable maturity restrictions.

         Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, a Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

         MUNIPREFERRED SECURITIES. The Funds may purchase interests in Municipal Securities that are offered in the form of a security representing a diversified portfolio of investment grade bonds. These securities provide investors, such as the Funds, with liquidity and income exempt from federal regular income tax and some state income taxes.

STAND-BY COMMITMENTS

         The Funds may acquire "stand-by commitments" with respect to Municipal Securities they hold. Under a stand-by commitment, a dealer agrees to purchase from a Fund, at the Fund's option, specified Municipal Securities at a specified price. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

         A Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

TENDER OPTION BONDS

         The Funds may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in a Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

         In determining average weighted portfolio maturity an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund involved can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund involved, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

         Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

         Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

REPURCHASE AGREEMENTS

         Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on investments in illiquid securities described under "Investment Limitations" below.

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. Investments by a Fund in repurchase agreements will be, under normal market conditions, subject to a 20% overall limit on taxable obligations.

         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.

         When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

INVESTMENT COMPANY SECURITIES

         The Funds may invest in securities issued by other investment companies. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, the Funds may invest exclusively in one other investment company managed similarly to the particular Fund.

         Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations.

NON-DIVERSIFICATION

         The Funds are classified as non-diversified investment portfolios under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in one of these Funds entails greater risk than would exist in a more diversified investment portfolio because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. The Funds intend to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of a Fund's taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. In addition, each Fund intends to comply with the requirements of Rule 2a-7 under the 1940 Act which regulates money market funds.

NEW JERSEY INVESTMENT RISKS

         The New Jersey Municipal Money Market Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New Jersey Municipal Securities to meet their continuing obligations for the payment of principal and interest. Since the Fund invests primarily in New Jersey Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New Jersey and other factors specifically affecting the ability of issuers of New Jersey Municipal Securities to meet their obligations.

         The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of federal assistance and, of all the states, is among the highest in the amount of federal aid received. Therefore, a decrease in federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation increases to only 5% annually with respect to any municipality or county. This balanced budget plan may adversely affect a particular municipality's or county's ability to repay its obligations.

         The State of New Jersey is experiencing a significant revenue decline in fiscal 2002 compared to originally budgeted figures and will exceed original budgetary spending authority by virtue of supplemental appropriations approved since budget adoption. These two factors combined will produce a $2.9 billion shortfall in the fiscal 2002 operations of the State. Total revenues are expected to be nearly $2.5 billion below original estimates. The tragic events of September 11, 2001, as well as a slowing economy contributed to this revenue decline. In addition, the fiscal year 2002 budget assumed a 7% revenue growth which has not been realized. Supplemental appropriations have amounted to $463 million since July 1, 2001 that were not included in the original Fiscal Year 2002 Appropriations Act. The Governor expects to present to the Legislature a complete plan to address the fiscal year 2002 budgetary shortfall and bring this budget back into balance. For fiscal 2003, revenue growth is expected to only be sufficient to cover the effect of the utilization of one-time revenues in fiscal 2002. Constitutional and statutory growth in many State appropriations, when coupled with the lack of overall revenue growth, may produce between a $5 and $6 billion shortfall next year. However, the administration is actively analyzing all fiscal 2002 budgetary solutions and quantifying their impact on the fiscal 2003 budget and is again aggressively seeking all possible revenue sources and budgetary reductions to close the shortfall in fiscal 2003. To the extent that any adverse conditions exist in the future which affect the obligor's ability to repay debt, the value of the New Jersey Municipal Money Market Fund may be immediately and substantially affected.

         The State of New Jersey and its political subdivisions, agencies and public authorities are authorized to issue two general classes of indebtedness: general obligation bonds and revenue bonds. Both classes of bonds may be included in the Fund's portfolio. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the issuer, backed by the issuer's taxing authority, without recourse to any special project or source of revenue. Special obligation or revenue bonds may be repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and generally are issued by entities without taxing power. Neither the State of New Jersey nor any of its subdivisions is liable for the repayment of principal or interest on revenue bonds except to the extent stated in the preceding sentences.

         General obligation bonds of the State are repaid from revenues obtained through the State's general taxing authority. An inability to increase taxes may adversely affect the State's ability to authorize or repay debt.

         Public authorities, private non-profit corporations, agencies and similar entities of New Jersey ("Authorities") are established for a variety of beneficial purposes, including economic development, housing and mortgage financing, health care facilities and public transportation. The Authorities are not operating entities of the State of New Jersey, but are separate legal entities that are managed independently. The State oversees the Authorities by appointing the governing boards, designating management, and by significantly influencing operations. The Authorities are not subject to New Jersey constitutional restrictions on the incurrence of debt, applicable to the State of New Jersey itself, and may issue special obligation or private activity bonds in legislatively authorized amounts.

         An absence or reduction of revenue will affect a bond-issuing Authority's ability to repay debt on special obligation bonds and no assurance can be given that sufficient revenues will be obtained to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

         Various Authorities have issued bonds for the construction of health care facilities, transportation facilities, office buildings and related facilities, housing facilities, pollution control facilities, water and sewage facilities and power and electric facilities. Each of these facilities may incur different difficulties in meeting its debt repayment obligations. Hospital facilities, for example, are subject to changes in Medicare and Medicaid reimbursement regulations, attempts by Federal and state legislatures to limit the costs of health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there are several proposals pending on a federal and state level concerning health care which may further affect a hospital's debt service obligation.

         Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of federal or state subsidies, while power and electric facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

         Some entities which financed facilities with proceeds of private activity bonds issued by the New Jersey Economic Development Authority, a major issuer of special obligation bonds, have defaulted on their debt service obligations. Because these special obligation bonds were repayable only from revenue received from the specific projects which they funded, the New Jersey Economic Development Authority was unable to repay the debt service to bondholders for such facilities. Each issue of special obligation bonds, however, depends on its own revenue for repayment, and thus these defaults should not affect the ability of the New Jersey Economic Development Authority to repay obligations on other bonds that it issues in the future.

         Certain litigation is pending against the State in which the State has a potential for either a significant loss of revenue or a significant unanticipated expenditure including as of June 1, 2002, suits relating to the following matters: (i) representatives of the trucking industry have filed a constitutional challenge to annual hazardous and solid waste licensure renewal fees; (ii) several suits have been filed against the State to compel the State to close the spending gap between poor urban school districts and wealthy rural school districts and state actions have resulted therefrom which are also under review; (iii) an action challenging the constitutionality of various State statutes authorizing the issuance of bonds by various state authorities and instrumentalities; (iv) a suit has been filed against the State alleging that the State committed a regulatory taking of property in the City of Cape May; (v) a class action filed against the State alleging the State failed to protect children in the custody of the Division of Youth and Family Services; (vi) several cases have been filed by State hospitals with respect to Medicaid hospital reimbursement that challenge the State's compliance with Federal regulations and the correctness of reimbursement rates (this Chapter 11 case commenced when United Hospital closed and demanded that the bankruptcy court take jurisdiction of and decide certain Medicaid reimbursement matters pending in New Jersey administrative proceedings or the New Jersey appellate courts); and (vii) several plaintiffs have filed a complaint seeking damages and injunctive relief on constitutional grounds on behalf of individuals who did not obtain an increase in welfare benefits under the "family cap" provisions of the State Work First New Jersey Act.

         Although the New Jersey Municipal Money Market Fund generally intends to invest its assets in New Jersey Municipal Securities rated within the two highest rating categories assigned by S&P or Moody's, there can be no assurance that such ratings will remain in effect until such obligations mature or are redeemed or will not be revised downward or withdrawn. Such revisions or withdrawals may have an adverse affect on the market price of such securities.

         Although there can be no assurance that such conditions will continue, the State's general obligation bonds are currently rated "AA" by S&P and "Aa2" by Moody's.

FLORIDA INVESTMENT RISKS

         The financial condition of the State of Florida may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities but also by entities that are not under the control of the State. Adverse developments affecting the State's financing activities, its agencies or its political subdivisions could adversely affect the State's financial condition.

         The State's revenues increased from $39,670,035,000 for the fiscal year ended June 30, 2000 to $42,432,306,000 for the fiscal year ended June 30, 2001. The State's operating expenditures increased from $37,675,401,000 during the fiscal year ended June 30, 2000 to $40,905,334,000 during the fiscal year ended June 30, 2001. The revenue growth in the 2000-2001 fiscal year has been driven by the State's sales and use tax collections. The sales and use tax accounts for 64% of total tax revenue in fiscal year 2000-2001.

         Revised general revenues estimates for the fiscal year ending June 30, 2002 were released from Revenue Estimating Conferences held on September 13, 2001 to reflect the general slowing of the national economy and again on October 15, 2001 to include the impact from the September 11 terrorist attacks. The total reduction in general revenue estimates at that time totaled $1,317.5 million less than the original estimate used to develop 2001-02's appropriations, a 6.6% reduction. As of October 15, 2001, total revenues available for general fund appropriations in current fiscal year were estimated at $19,361.7 million, approximately the amount of general revenue expended on appropriations in fiscal year 2000-01 ($19,245.2 million). With regard to the combined General Revenue/Working Capital Fund fiscal position for the fiscal year ending June 30, 2002, the estimate, as of October 15, 2001,when combined with other funds available, left a year-end projected budget shortfall of $928.5 million.

         At a special session of the Florida legislature concluded on December 6, 2001, the legislature passed an appropriations bill which addressed the expected budget shortfall and revised the State's budget for the fiscal year ending June 30, 2002. The revised budget uses a combination of spending reductions, deferral of intangibles tax relief and transfers of moneys in trust funds and the working capital fund to balance the State's budget. The revised budget leaves the State with a Working Capital Fund balance estimated to be approximately $300 million as of June 30, 2002 and uses none of the $940 million of reserves maintained in the Budget Stabilization Fund.

         The Revenues Estimating Conference convened on March 8, 2002, to reevaluate the general revenue estimates for the fiscal years ending on June 30, 2002 and 2003. The revised general revenue estimates for the fiscal year ending June 30, 2002 increased $428.9 million from $18,799.3 million to $19,228.2 million, or 2.28%. The increased general revenue estimate is attributable to higher than expected sales taxes and documentary stamp taxes and reflects a strengthening economy.

         The revised revenue estimates from the March conference were used by the legislature to formulate the budget for the fiscal year 2002-03. The estimated general revenue available for appropriation for fiscal year 2002-03 is $638.8 million greater than estimated general revenue collections for the June 30, 2002 fiscal year, bringing the new total funds available for fiscal year 2002-03 to $20,746.3 million.

         General revenue appropriations for fiscal year 2002-03 as passed by the Florida legislature totaled approximately $20.7 billion, to be funded from general revenue collections and $283.9 million in trust funds transfers. The Governor of Florida vetoed a total of $54.2 million in general revenue appropriations and $100 million in transfers to the General Revenue Fund. The projected Working Capital Fund balance at the end of fiscal year 2002-03 reflecting the vetoes is estimated at $51.2 million. The Working Capital Fund balance would increase by any general revenue collections exceeding the March 8, 2002 estimate for fiscal year 2001-02. A transfer of $18 million is expected to be made during fiscal year 2002-03 which will increase the Budget Stabilization Fund balance to $958 million.

         The Constitution of the State of Florida limits the right of the State and its local governments to tax. The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements.

         An amendment to the Florida Constitution adopted in 1994 requires that state revenues in excess of an allowed amount plus a growth factor must be contributed to a Budget Stabilization Fund until this fund reaches a certain amount at which time the excess state revenues must be distributed to the taxpayers. The growth factor is the average annual rate of growth in the state personal income over the most recent 20 quarters times the amount of state revenue allowed under the Constitution for the prior fiscal year. Included among the categories of revenues that are exempt from this revenue limitation are revenues pledged to state bonds and other payments related to debt. A two-thirds vote of the Florida legislature can raise the amount of the limit on state revenues. It is difficult to predict the impact of this amendment on Florida state finances, especially since courts have not interpreted it extensively. To the extent that local governments traditionally receive revenues from the state which are subject to or limited by this Constitutional amendment, the further distribution of such state revenues may be adversely impacted by the amendment.

         There are a number of methods by which the State of Florida may incur debt. The State may issue bonds backed by the State's full faith and credit to finance or refinance certain capital projects authorized by its voters. The total outstanding principal of State bonds pledging the full faith and credit of the State may not exceed 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. The State also may issue certain bonds backed by the State's full faith and credit to finance or refinance pollution control, solid waste disposal and water facilities for local governments, rights-of-way acquisition and bridge construction, county roads, school districts and capital public education projects without voter authorization. Although these bonds are not subject to the above-referenced debt limitation, each program has debt service coverage tests, which must be met prior to issuance. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State's authorities, agencies and instrumentalities. Payments of debt service on State bonds backed by the

State's full faith and credit and State-guaranteed bonds and notes are legally enforceable obligations of the State. Revenue bonds to finance or refinance certain capital projects also may be issued by the State of Florida without voter authorization. However, revenue bonds are payable solely from funds derived directly from sources other than state tax revenues.

         The State of Florida currently imposes, among other taxes, an ad valorem tax on intangible property and a corporate income tax. The Florida Constitution prohibits the levying of a personal income tax in excess of the amount which may be allowed to be credited towards any similar tax levied by the United States. Currently there is no Florida personal income tax. Certain other taxes the State of Florida imposes include: (i) an estate or inheritance tax which is limited by the State's Constitution to an amount not in excess of the amount allowed to be credited upon or deducted from federal estate taxes or the estate taxes of another state; and (ii) a 6% sales tax on most goods and certain services with an option for counties to impose up to an additional 1% sales tax on such goods and services. In addition, counties may assess various discretionary sales surtaxes within the county.

         The Constitution reserves the right to charge an ad valorem tax on real estate and tangible personal property to Florida's local governments. All other forms of taxation are preempted to the State of Florida except as may be provided by general law. Motor vehicles, boats, airplanes, trailers, trailer coaches and mobile homes, as defined by law, may be subject to a license tax for their operation, but may not be subject to an ad valorem tax.

         Under the Constitution, ad valorem taxes may not be levied in excess of the following millage upon the assessed value of real estate and tangible personal property: for all county purposes, ten mills; for all municipal purposes, ten mills; for all school purposes, ten mills; for water management purposes for the northwest portion of the State, .05 mills; for water management purposes for the remaining portion of the State, one mill; and for all other special districts a millage authorized by law and approved by referendum. When authorized by referendum, the above millage caps may be exceeded for up to two years. Counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue bonds to finance or refinance capital projects payable from ad valorem taxes in excess of the above millage cap when approved by referendum. It should be noted that several municipalities and counties have charters that further limit either ad valorem taxes or the millage that may be assessed.

         The Florida legislature has passed a number of mandates which limit or place requirements on local governments without providing the local governments with compensating changes in their fiscal resources. The Florida legislature enacted a comprehensive growth management act which forces local governments to establish and implement comprehensive planning programs to guide and control future development. This legislation prohibits public or private development that does not conform to the locality's comprehensive plan. Local governments may face greater requirements for services and capital expenditures than they had previously experienced if their locality experiences increased growth or development. The burden for funding these potential services and capital expenditures which has been left to the local governments may be quite large.

         The Florida Constitution limits the assessed value of homestead real property for ad valorem tax purposes to the lower of (A) three percent (3%) of the assessed value for the prior year; or (B) the percentage change in the Consumer Price Index for the preceding calendar year. In addition, no such assessed value shall exceed "just value" and such just value shall be reassessed (notwithstanding the 3% cap) as of January 1 of the year following a change of ownership of the assessed real property.

         Florida has grown dramatically since 1980 and as of April 1, 2001 ranked fourth nationally with an estimated population of 16.34 million. Florida's substantial population increases over the past few years are expected to continue. It is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State. Much of this growth is being funded by bonded revenues secured by the expanding real property tax base. As of 2000, real property values exceed $1 trillion.

         Although the national recession continues to negatively impact Florida's job market, the projected 2002 unemployment rate of 5.6%, up from 3.7% in 2001, was still lower than the rates Florida experienced during the 1990-1991 recession but is above the low of 3.5% realized in July and August 2000. Positive job growth continued in government, services, construction, finance, insurance and real estate industries. Despite slowing job growth, Florida was ranked number one among all states in both the number of jobs created and percentage job growth over the year. Government created the most new jobs and continued to grow the fastest over the year (up 2.2%). Services, the State's largest industry, continued to grow at a much slower pace, 0.6%, since peaking at 6.2% in March 2000. Construction was the fastest growing major industry, with an annual growth rate of 1.2% (an additional 4,700 jobs).

         Historically, Florida's total personal income has grown at rates similar to those of the U.S. and other southeastern states. From 1990 to 1999, Florida's total nominal personal income grew by 62% and per capita income expanded approximately 41%. For the nation, total and per capita personal income increased by 59% and 46%, respectively.

         Because the State has an older and proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits, among other sources of income) are major sources of income.

         Tourism is one of Florida's most important industries. According to Visit Florida the direct support organization for the Florida Commission on Tourism, about 71.5 million people visited the State in 2000. According to the Florida Statistical Abstract, (University of Florida, Bureau of Economic and Business Research, 2001) during fiscal year ended June 30, 2001, the State licensed 4,744 hotels and motels with 382,873 total units. During the same period 36,068 food service establishments were licensed, with seating capacity of 3,265,168. Visitors to the State's public parks and recreation areas totaled 18,133,491 for fiscal year 2000-2001, an 8.2% increase over the prior year.

         Florida's location lends itself to international trade and travel. The State's international merchandise trade (imports and exports) reached $73.9 billion in 2000, with such trade increasing an average of $2.4 billion per year from 1971-2000.

         Transportation of goods and passengers is facilitated by Florida's integrated transportation system. The State has 116,442 miles of roads, 11 freight railroads with 2,888 miles of track, and AMTRAK passenger train service. There are 19 urban public transit systems, 2 fixed guideway transit systems and 760 airports, of which 128 are available for public use; 19 provide scheduled commercial service and 13 provide international service. Florida also has 14 deep water ports, 9 major shallow water ports, and 4 significant river ports, many of which are interconnected by the State's inland waterway system.

         Florida has a moderate debt burden. As of June 30, 2001 full faith and credit bonds totaled $9.43 billion and revenue bonds totaled $8.87 billion for a total debt of $18.3 billion. Full faith and credit debt per capita was $574.97. In the 2000-2001 fiscal year, debt service as a percent of Governmental Fund expenditures was 1.8%. In recent years debt issuance for the State has been increasing.

         The payment on most Florida Municipal Securities held by the Florida Municipal Money Market Fund will depend upon the issuer's ability to meet its obligations. If the State or any of its political subdivisions were to suffer serious financial difficulties jeopardizing their ability to pay their obligations, the marketability of obligations issued by the State or localities within the State, and the value of the Florida Municipal Money Market Fund's portfolio, could be adversely affected.

PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").


                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.


         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).

         3.       Make loans except to the extent permitted by the 1940 Act.

         4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitations may be changed by Galaxy's Board of Trustees without shareholder approval:

         7. No Fund may with respect to at least 50% of its total assets invest more than 5% of its total assets in the securities of a single issuer, and no Fund may invest more than 25% of its total assets in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories and possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the 1940 Act.

         8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

         9. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

         10. No Fund may purchase securities of companies for the purpose of exercising control.

         11. No Fund may purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases.

         12. No Fund may purchase or sell puts, calls, straddles, spreads, or any combination thereof, except that each such Fund may purchase Municipal Securities accompanied by agreements of sellers to repurchase them at the Fund's option.

         13. No Fund may invest more than 10% of its net assets in illiquid securities.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund.

         With respect to Investment Limitation No. 3 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 9 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 10% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by a Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.


                                 NET ASSET VALUE

         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of these Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that neither of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. LFDI is a registered broker/dealer with its principal offices at One Financial Center, Boston, Massachusetts 02111. LFDI has agreed to use appropriate efforts to solicit all purchase orders.


                  PURCHASES OF RETAIL A SHARES AND PRIME SHARES

         Investments in Retail A Shares and Prime Shares of the Funds are not subject to any sales charge.

         LFDI has established procedures to enable different types of investors to purchase Retail A Shares and Prime Shares of the Funds. Retail A Shares may be purchased by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Retail A Shares may also be purchased by individuals, corporations or other entities, who submit a purchase application to Galaxy, purchasing directly for their own accounts or for the accounts of others. Purchases of Retail A Shares may take place only on days on which the New York Stock Exchange (the "Exchange"), the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Associations) are open ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.

         Galaxy has authorized certain brokers to accept purchase, exchange and redemption orders on behalf of Galaxy with respect to Retail A Shares of the Funds. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Galaxy. Galaxy will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Retail A Shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds' respective net asset values per share next determined after acceptance of such order.

         Retail A Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of Retail A Shares will be recorded by the institution and reflected in the account statements provided to its customers. Galaxy's transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of Retail A Shares. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Retail A Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail A Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail A Shares through their institution should contact such entity directly for appropriate purchase instructions.

         Purchase orders for Prime Shares are placed by investors through selected broker/dealers. The broker/dealer is responsible for transmitting its customers' purchase orders to LFDI and for wiring required funds in payment to Galaxy's custodian on a timely basis. LFDI is responsible for transmitting such orders to Galaxy's transfer agent for execution. Prime Shares purchased by a broker/dealer on behalf of its customers will normally be held of record by the broker/dealer and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular broker/dealer and Galaxy's transfer agent, confirmations of Prime Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a shareholder with a copy to the broker/dealer, or will be furnished directly to the shareholder by the broker/dealer. Other procedures for the purchase of Prime Shares established by broker/dealers may apply. Purchases of Prime Shares will be effected only on Business Days.

OTHER PURCHASE INFORMATION

         On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day.

REDEMPTIONS

         Redemption orders are effected at the net asset value per share next determined after receipt of the order by LFDI. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.


                                INVESTOR PROGRAMS

         The following information supplements the description in the applicable Prospectuses as to various Investor Programs available to holders of Retail A Shares.

EXCHANGE PRIVILEGE - RETAIL A SHARES

         The minimum initial investment to establish a new account in another eligible fund by exchange is $2,500, unless, with respect to Retail A Shares,
(i) the Retail A Shares being redeemed were purchased through a registered representative who is a Fleet Bank employee, in which event there is no minimum investment requirement, or (ii) at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event there is no minimum initial investment requirement, or in the College Investment Program described below, in which event the minimum initial investment is generally $100.

         An exchange involves a redemption of all or a portion of Retail A Shares and the investment of the redemption proceeds in shares of another fund offered by Galaxy or otherwise advised by Fleet. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request, plus any applicable sales charge.

         Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's distributor at 1-866-840-5469. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review the prospectuses for these portfolios prior to making an exchange. Telephone 1-866-840-5469 for a prospectus or to make an exchange.

         In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

AUTOMATIC INVESTMENT PROGRAM AND SYSTEMATIC WITHDRAWAL PLAN - RETAIL A SHARES

         The Automatic Investment Program permits an investor to purchase Retail A Shares of a Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Retail A Shares are purchased by transferring funds from the investor's checking, bank money market, NOW or savings account designated by the investor. The account designated will be debited in the specified amount and Retail A Shares will be purchased on a monthly or quarterly basis, on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

         The Systematic Withdrawal Plan permits an investor to automatically redeem Retail A Shares on a monthly, quarterly, semi-annual, or annual basis on any Business Day designated by an investor, if the account has a starting value of at least $10,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to PFPC Inc. ("PFPC"), the Funds' transfer agent (but not less than five days before a payment date). There is no charge for this service.

PAYROLL DEDUCTION PROGRAM - RETAIL A SHARES

         To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Retail A Shares of Galaxy will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

COLLEGE INVESTMENT PROGRAM - RETAIL A SHARES

         Galaxy reserves the right to redeem accounts participating in the College Investment Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Investors participating in the College Investment Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Investment Program accounts and applications may be obtained from LFDI (call 1-866-840-5469).

CHECKWRITING - RETAIL A SHARES

         Checkwriting is available for investors in Retail A Shares. A charge for use of the checkwriting privilege may be imposed by Galaxy. There is no limit to the number of checks an investor may write per month in an amount per check of $250 or more. To obtain checks, an investor must complete the signature card that accompanies the account application. To establish this checkwriting service after opening an account in a Fund, investors must contact LFDI by telephone (1-866-840-5469) or mail to obtain a signature card. A signature guarantee may be required. An investor will receive the daily dividends declared on the Retail A Shares to be redeemed up to the day that a check is presented to Galaxy's custodian for payment. Upon 30 days' written notice to investors, the checkwriting privilege may be modified or terminated. An account in a Fund may not be closed by writing a check.

DIRECT DEPOSIT PROGRAM - RETAIL A SHARES

         Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy may terminate an investor's participation upon 30 days' notice to the investor.


                                      TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2002-03, the withholding rate is 30%.

         An investment in a Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         In order for the Funds to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

STATE AND LOCAL

         Exempt-interest dividends and other distributions paid by the Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

         It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Fund will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities (as defined above), or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions.

         The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

         The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Municipal Money Market Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

         The State of Florida currently imposes an "intangibles tax" at the annual rate of 1 mill or 0.10% on certain securities and other intangible assets owned by Florida residents. The annual rate was recently reduced from 1.5 mill to 1 mill effective for tax years beginning after December 31, 2000. Every natural person is entitled to an exemption of the first $20,000 of the value of taxable property against the annual tax. Spouses filing jointly are entitled to a $40,000 exemption. These exemptions are scheduled to increase to $250,000 for single filers and to $500,000 for spouses filing jointly after July 1, 2003. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year at least 90% of the net asset value of the portfolio of the Florida Municipal Money Market Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

         In order to take advantage of the exemption from the intangibles tax in any year, it may be necessary for the Fund to sell some of its non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets including cash prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

         Outside the State of Florida, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year. Shareholders of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds will also be advised as to the New Jersey personal income tax and Florida intangible personal property tax consequences, respectively, of distributions made each year.

                              TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."

                                                                             NUMBER OF
                                        TERM OF                            PORTFOLIOS IN
                                      OFFICE AND                               FUND
                        POSITION(S)    LENGTH OF                             COMPLEX(3)           OTHER
NAME, ADDRESS AND        HELD WITH       TIME      PRINCIPAL OCCUPATION(S)  OVERSEEN BY       DIRECTORSHIPS
AGE(1)                    GALAXY       SERVED(2)     DURING PAST 5 YEARS      TRUSTEE       HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.    Chairman        4/2/86     Chairman & Director,         56        Director, Utica First
Age 69                  & Trustee                  Vicks Lithograph &                     Insurance Company;
                                                   Printing Corporation                   Director, SBU Bank;
                                                   (book manufacturing).                  Director, Partners Trust
                                                                                          Financial Group;
                                                                                          Director, Monitor Life
                                                                                          Insurance Company;
                                                                                          Director, Commercial
                                                                                          Travelers Mutual
                                                                                          Insurance Company.

Louis DeThomasis         Trustee        8/10/86    President,                   56                   None
Age 61                                             Saint Mary's
                                                   University of
                                                   Minnesota.

Kenneth A Froot(5)       Trustee        12/5/00    Professor of                 56                   None
Age 45                                             Finance, Harvard
                                                   University.

James M. Seed            Trustee        5/26/88    President, The Astra         56        Chairman and Director,
Age 61                                             Ventures,                              Fischer-Watt Gold Co.;
                                                   Incorporated (oil                      Director, XSCI, Inc.
                                                   and gas exploration;
                                                   private equity).

INTERESTED TRUSTEE

John T. O'Neill(6)      Trustee,        2/25/88    Private Investor;            56                   None
Age 57                  President &                Executive Vice
                        Treasurer                  President and Chief
                                                   Financial Officer,
                                                   Hasbro, Inc. (toy
                                                   and game
                                                   manufacturer) until
                                                   December 1999.


                                       33

                                                                             NUMBER OF
                                        TERM OF                            PORTFOLIOS IN
                                      OFFICE AND                               FUND
                        POSITION(S)    LENGTH OF                             COMPLEX(3)           OTHER
NAME, ADDRESS AND        HELD WITH       TIME      PRINCIPAL OCCUPATION(S)  OVERSEEN BY       DIRECTORSHIPS
AGE(1)                    GALAXY       SERVED(2)     DURING PAST 5 YEARS      TRUSTEE       HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------

OFFICERS


William Greilich(7)     Vice            9/10/98    Vice President and          N/A                   N/A
PFPC Inc.               President                  Division Manager,
4400 Computer Drive                                PFPC Inc., 1996 to
Westborough, MA                                    present; Vice
01581-5108                                         President, PFPC
Age 47                                             Inc., 1991-1996.


W. Bruce McConnel(7)    Secretary       4/03/86    Partner of the law          N/A                   N/A
One Logan Square                                   firm Drinker Biddle
18th & Cherry Streets                              & Reath LLP,
Philadelphia, PA 19103                             Philadelphia,
Age 59                                             Pennsylvania.


Gregory Sackos(7)       Assistant       9/6/01     Director, Fund              N/A                   N/A
PFPC Inc.               Secretary                  Accounting and
4400 Computer Drive                                Administration, PFPC
Westborough, MA                                    Inc., 1998 to
01581-5108                                         present; Second Vice
Age 37                                             President, Chase
                                                   Global Financial
                                                   Services, 1996-1998.

(1.)     Each trustee may be contacted by writing to the trustee, c/o The Galaxy
Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

(2.)     Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

(3.)     The "Fund Complex" consisting of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (43 portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 portfolios) and Galaxy Fund II (5 portfolios). In addition to Galaxy, Mr. Vicks and Mr. O'Neill serve as Chairman and President and Treasurer, respectively, of The Galaxy VIP Fund and Galaxy Fund II.

(4.)     Directorships of companies required to report to the Securities and
Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5.)     Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784
Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

(6.)     Mr. O'Neill is considered to be an Interested Trustee because (i) he owns securities issued by FleetBoston Financial Corporation and (ii) he serves as an officer of Galaxy.

(7.)     Mr. Greilich, Mr. McConnel and Mr. Sackos also serve as Vice President,
Secretary and Assistant Secretary, respectively, of The Galaxy VIP Fund and Galaxy Fund II.

STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.

         The Audit Committee annually considers the engagement and compensation of Galaxy's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2001.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2001. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There were no formal meetings of the Valuation Committee during the fiscal year ended October 31, 2001.

TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy, The Galaxy VIP Fund and Galaxy Fund II.

                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES IN ALL
                                                    DOLLAR RANGE OF                 PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE                            EQUITY SECURITIES IN THE FUNDS(1)               OVERSEEN BY TRUSTEE
---------------                            ---------------------------------               -------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.                                      N/A                                 over $100,000

Kenneth A. Froot                                          N/A                                 over $100,000

Louis DeThomasis                                          N/A                                 over $100,000

James M. Seed                                             N/A                                 over $100,000

INTERESTED TRUSTEE

John T. O'Neill                                           N/A                                 over $100,000

(1) Includes the value of shares beneficially owned by each trustee in the Funds as of December 31, 2001.

(2) Includes the value of shares beneficially owned by each trustee in Galaxy, The Galaxy VIP Fund, and Galaxy Fund II as of December 31, 2001. On such date, Galaxy consisted of 40 portfolios, The Galaxy VIP Fund consisted of 8 portfolios and Galaxy Fund II consisted of 5 portfolios.


         As of June 30, 2002, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.

BOARD COMPENSATION

         Effective September 8, 2000, each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to September 8, 2000, each trustee was entitled to receive an annual aggregate fee of $45,000 for his services as a trustee of the Trusts plus an additional $3,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

         No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or any of its affiliates serves as a trustee, officer or employee of Galaxy.

         The following chart provides certain information about the fees received by Galaxy's trustees during the fiscal year ended October 31, 2001.

                                                                        PENSION OR            TOTAL COMPENSATION
                                                                    RETIREMENT BENEFITS        FROM GALAXY AND
                                         AGGREGATE COMPENSATION     ACCRUED AS PART OF          FUND COMPLEX(1)
       NAME OF PERSON/POSITION                FROM GALAXY              FUND EXPENSES           PAID TO TRUSTEES
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.
Chairman and Trustee                            $72,717                    None                    $77,000

Donald B. Miller(2,4)
Trustee                                         $68,940                    None                    $73,000

Rev. Louis DeThomasis
Trustee                                         $68,940                    None                    $73,000

James M. Seed(4)
Trustee                                         $68,940                    None                    $73,000

Kenneth A. Froot(3,4)
Trustee                                         $51,074                    None                    $54,000


INTERESTED TRUSTEE

John T. O'Neill(4)                              $71,300                    None                    $75,500
President, Treasurer
and Trustee

                                                $29,929                    None                    $31,750
Bradford S. Wellman
Trustee(2)

(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy, each trustee also serves as a trustee of The Galaxy VIP Fund and Galaxy Fund II and receives compensation for such services.

(2) Mr. Wellman resigned as a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 14, 2000 and Mr. Miller retired as a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 31, 2001. Each currently serves as an emeritus trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II and receives the same meeting fees as the trustees and reimbursement for expenses incurred in attending meetings.

(3) Mr. Froot was appointed a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 15, 2000.

(4) Deferred compensation (including interest) in the amounts of $68,418, $54,704, ($32,206) and $52,599 accrued during Galaxy's fiscal year ended October 31, 2001 for Messrs. Miller, O'Neill, Seed and Froot, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or for some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                               INVESTMENT ADVISER

         Fleet, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000.

         The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on September 5, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved Galaxy's investment advisory agreement with Fleet with respect to the Funds. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature of Fleet's services to be provided to the Funds and Fleet's experience and qualifications. Among other items, the trustees also considered a report on each Fund's proposed advisory fees and estimated total expense ratios, both before and after fee waivers and expense reimbursements, as compared to those for funds in each Fund's peer group.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Funds. The Board of Trustees also concluded that based on the services that Fleet would provide to the Funds under the investment advisory agreement and the expenses to be incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the investment advisory agreement with Fleet.


                 ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT

         Pursuant to its administration agreement with Galaxy (the "Administration Agreement"), Fleet generally assists in the administration and operation of the Funds. Fleet has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Fleet prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, administers the Funds' Code of Ethics, administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into an agreement with PFPC Inc. ("PFPC"), pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

             COMBINED AVERAGE DAILY NET ASSETS        ANNUAL RATE
             ----------------------------------------------------
             Up to $2.5 billion                           0.090%

             From $2.5 to $5 billion                      0.085%

             From $5 to $12 billion                       0.075%

             From $12 to $15 billion                      0.065%

             From $15 to $18 billion                      0.060%

             From $18 to $21 billion                     0.0575%

             From $21 to $30 billion                     0.0525%

             Over $30 billion                             0.050%

         Pursuant to its pricing and bookkeeping agreement with Galaxy (the "Pricing and Bookkeeping Agreement"), Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, CMA may delegate to another organization the performance of some or all of these services, in which case CMA will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. CMA has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, CMA is entitled to receive an annual fee based on the average net assets of each Fund as follows:

                               ASSETS                             FEE
          -------------------------------------------------------------------
          Net assets under $50 million                           $25,000

          Net assets of $50 million but less than $200
          million                                                $35,000

          Net assets of $200 million  but less than $500
          million                                                $50,000

          Net assets of $500 million but less than $1
          billion                                                $85,000

          Net assets in excess of $1 billion                    $125,000


         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

         Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Fleet or CMA, as the case may be; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.


                          CUSTODIAN AND TRANSFER AGENT

         JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

         Under the Global Custody Agreement, JPMorgan Chase has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. JPMorgan Chase is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that JPMorgan Chase shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

         PFPC, serves as the Funds' transfer and dividend disbursing agent, pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Funds' operations.

                                    EXPENSES

         Fleet, CMA and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet, CMA or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, CMA, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.


                   SHAREHOLDER SERVICES PLAN - RETAIL A SHARES

         Galaxy has adopted a Shareholder Services Plan with respect to Retail A Shares of each Fund pursuant to which Galaxy intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Retail A Shares in consideration for payment of up to 0.50% (on an annualized basis) of the average daily net asset value of Retail A Shares of a Fund beneficially owned by such customers (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Services under the Shareholder Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFDI; processing dividend payments from a Fund; providing customers with information as to their positions in Retail A Shares; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Such services are intended to supplement the services provided by Fleet as administrator and PFPC as transfer agent.

         Payment under servicing agreements entered into by Galaxy under the Shareholder Services Plan with respect to Retail A Shares of each Fund are limited to no more than 0.10% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Retail A Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail A Shares.

         Each Servicing Agreement between Galaxy and an institution relating to the Shareholder Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the institution agree to waive a portion of the servicing fee payable to it under the Shareholder Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Retail A Shares of such Funds on any day do not exceed the income to be accrued to such Retail A Shares on that day.

         Galaxy's Servicing Agreements are governed by the Shareholder Services Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Retail A Shares of each Fund. Pursuant to the Shareholder Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the Servicing Agreements and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         The Board of Trustees has approved Galaxy's arrangements with institutions based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail A Shares of the Funds. Any material amendment to Galaxy's arrangements with institutions must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with institutions are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.


                  DISTRIBUTION AND SERVICES PLAN - PRIME SHARES

         Galaxy has also adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Prime Shares of each Fund (the "Prime Share Plan"). Under the Prime Share Plan, Galaxy may pay (i) LFDI or another person for distribution services provided and expenses assumed, and (ii) broker-dealers, financial institutions or other organizations for shareholder administrative support services provided to holders of Prime Shares of the Funds. Payments to LFDI are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Prime Shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing prospectuses and statements of additional information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Prime Share Plan.

         The servicing agreements adopted under the Prime Share Plan require the organizations receiving such compensation to perform certain services, including providing administrative services with respect to the beneficial owners of Prime Shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

         Under the Prime Share Plan, payments by Galaxy (i) for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets attributable to each Fund's Prime Shares, and (ii) to a broker-dealer, financial institution, or other organizations for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net assets attributable to each Fund's outstanding Prime Shares which are owned of record or beneficially by that organization's customers for whom the organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the payments under the Prime Share Plan to an aggregate fee of not more than 0.45% (on an annualized basis) of the average daily net assets of each Fund's Prime Shares. In addition, Fleet may make payments for distribution assistance and for shareholder administrative support services from its own resources, which may include the advisory fees paid by each Fund.

         Payments for distribution expenses under the Prime Share Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Prime Share Plan provides that reports of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Prime Share Plan provides that it may not be amended to increase materially the costs which Prime Shares of the Funds may bear for distribution pursuant to the Prime Share Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Prime Share Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

         Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Prime Share Plan will benefit each Fund and the holders of its Prime Shares. The Prime Share Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Fund's Prime Shares. Agreements entered into pursuant to the Prime Share Plan with a broker-dealer, financial institution, or other organization are terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Fund's Prime Shares, by LFDI, or by the broker-dealer, financial institution, or other organization. An agreement will also terminate automatically in the event of its assignment.

         As long as the Prime Share Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                                   DISTRIBUTOR

         LFDI serves as Galaxy's distributor. LFDI is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and LFDI remains in effect until July 1, 2003, and will continue from year to year upon annual approval by

Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

         LFDI does not receive any compensation from Galaxy or any of the Funds for its services under the Distribution Agreement.


                                    AUDITORS

         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, currently serve as auditors for Galaxy.


                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to Galaxy and will pass upon certain legal matters on its behalf and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the New Jersey Municipal Money Market Fund concerning New Jersey taxes and the description of special considerations relating to New Jersey Municipal Securities. The law firm of McGuireWoods LLP, 50 North Laura Street, Suite 3300, Jacksonville, Florida 32202 serves as special Florida counsel to Galaxy and has reviewed the portion of this Statement of Additional Information and the Prospectuses with respect to the Florida Municipal Money Market Fund concerning Florida taxes and the description of special considerations relating to Florida Municipal Securities.


                                 CODES OF ETHICS

         Galaxy, Fleet and LFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethic to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.


                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         In addition, the Funds may calculate a "tax-equivalent yield." The tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax-equivalent yields assume the payment of federal income taxes at a rate of 38.6%. Tax-equivalent yields of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds assume 42.51% and 38.6% combined federal and state tax rates, respectively, and indicate the yield that each Fund would have had to earn to equal its actual yield, assuming that income earned by a Fund is 100% tax-exempt.

         As of the date of this Statement of Additional Information, the Funds had not commenced investment operations and, accordingly, no performance information is presented.

TAX-EQUIVALENCY TABLES

         The Funds may use tax-equivalency tables in advertising and sales literature. The interest earned by the Municipal Securities in the Funds' respective portfolios generally remains free from federal regular income tax, and from the regular personal income tax imposed by New Jersey. Some portion of either Fund's income may, however, be subject to the federal alternative minimum tax and, in the case of the New Jersey Municipal Money Market Fund, state and local regular or alternative minimum taxes. As the tables below indicate, "tax-free" investments may be attractive choices for investors, particularly in times of narrow spreads between "tax-free" and taxable yields. The tax-exempt yields used here are hypothetical and no assurance can be made that a Fund will obtain any particular yield. A Fund's yield fluctuates as market conditions change.

         The tax brackets and related yield calculations are based upon the expected 2002 state marginal tax rates and the 2002 federal marginal tax rates adjusted to reflect changes in rates for 2002 as enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which was signed into law on June 7, 2001. As enacted, the Act will reduce federal marginal tax rates gradually until 2006. The combined federal and state rate reflects an assumed deduction of the state tax liability. In fact, however, certain limitations on this deductibility may apply. Also, the tables do not reflect the phase out of personal exemptions and itemized deductions, which will apply to certain higher income taxpayers.

         These are not indicators of past or future performance of the New Jersey Municipal Money Market and Florida Municipal Money Market Funds.

         Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent for each chart. Moreover, the charts do not reflect the possible effect of all items relating to the effective marginal tax rate, such as alternative minimum tax, personal exemptions, tax credits, the phase-out of exemptions or credits, itemized deductions (including the federal deduction for state taxes paid) or the possible partial disallowance of deductions.

         Note: The charts below do not address taxable equivalent yields applicable to married taxpayers filing separate returns or heads of households.

         Investors are urged to consult their own tax advisors as to these matters.

NEW JERSEY: 2002

Equivalent yields: Tax-exempt

                                  NEW       NEW JERSEY TAX EQUIVALENT
                                  JERSEY &  YIELDS.**
$TAXABLE                          FEDERAL   ---------------------------------------------------------------------------------------
INCOME*          STATE    FEDERAL EFFECTIVE
SINGLE           RATE     RATE    RATE      2.0%    2.5%    3.0%   3.5%    4.0%    4.5%   5.0%     5.5%     6.0%     6.5%    7.0%
-----------------------------------------------------------------------------------------------------------------------------------
$0-6,000         1.40%    10.0%   11.26%    2.25%   2.82%   3.38%  3.94%   4.51%   5.07%   5.63%    6.20%    6.76%    7.32%   7.89%
6,001-20,000     1.40%    15.0%   16.19%    2.39%   2.98%   3.58%  4.18%   4.77%   5.37%   5.97%    6.56%    7.16%    7.76%   8.35%
20,001-27,950    1.75%    15.0%   16.49%    2.39%   2.99%   3.59%  4.19%   4.79%   5.39%   5.99%    6.59%    7.18%    7.78%   8.38%
27,951-35,000    1.75%    27.0%   28.28%    2.79%   3.49%   4.18%  4.88%   5.58%   6.27%   6.97%    7.67%    8.37%    9.06%   9.76%
35,001-40,000    3.50%    27.0%   29.56%    2.84%   3.55%   4.26%  4.97%   5.68%   6.39%   7.10%    7.81%    8.52%    9.23%   9.94%
40,001- 67,700   5.525%   27.0%   31.03%    2.90%   3.62%   4.35%  5.07%   5.80%   6.52%   7.25%    7.97%    8.70%    9.42%  10.15%
67,701-75,000    5.525%   30.0%   33.87%    3.02%   3.78%   4.54%  5.29%   6.05%   6.80%   7.56%    8.32%    9.07%    9.83%  10.59%
75,001-141,250   6.37%    30.0%   34.46%    3.05%   3.81%   4.58%  5.34%   6.10%   6.87%   7.63%    8.39%    9.15%    9.92%  10.68%
141,251-307,050  6.37%    35.0%   39.14%    3.29%   4.11%   4.93%  5.75%   6.57%   7.39%   8.22%    9.04%    9.86%   10.68%  11.50%
Over 307,050     6.37%    38.6%   42.51%    3.48%   4.35%   5.22%  6.09%   6.96%   7.83%   8.70%    9.57%   10.44%   11.31%  12.18%

                                    NEW       NEW JERSEY TAX EQUIVALENT
                                    JERSEY &  YIELDS.**
                                    FEDERAL   -------------------------------------------------------------------------------------
$TAXABLE INCOME* STATE    FEDERAL   EFFECTIVE
MARRIED JOINTLY  RATE     RATE      RATE       2.0%    2.5%   3.0%   3.5%   4.0%     4.5%    5.0%    5.5%     6.0%    6.5%   7.0%
-----------------------------------------------------------------------------------------------------------------------------------
$0-12,000         1.40%    10.0%    11.26%     2.25%   2.82%  3.38%  3.94%   4.51%   5.07%   5.63%   6.20%    6.76%   7.32%   7.89%
12,001-20,000     1.40%    15.0%    16.19%     2.39%   2.98%  3.58%  4.18%   4.77%   5.37%   5.97%   6.56%    7.16%   7.76%   8.35%
20,001-46,700     1.75%    15.0%    16.49%     2.39%   2.99%  3.59%  4.19%   4.79%   5.39%   5.99%   6.59%    7.18%   7.78%   8.38%
46,701-50,000     1.75%    27.0%    28.28%     2.79%   3.49%  4.18%  4.88%   5.58%   6.27%   6.97%   7.67%    8.37%   9.06%   9.76%
50,001-70,000     2.45%    27.0%    28.79%     2.81%   3.51%  4.21%  4.92%   5.62%   6.32%   7.02%   7.72%    8.43%   9.13%   9.83%
70,001-80,000     3.50%    27.0%    29.56%     2.84%   3.55%  4.26%  4.97%   5.68%   6.39%   7.10%   7.81%    8.52%   9.23%   9.94%
80,001-112,850    5.525%   27.0%    31.03%     2.90%   3.62%  4.35%  5.07%   5.80%   6.52%   7.25%   7.97%    8.70%   9.42%  10.15%
112,851-150,000   5.525%   30.0%    33.87%     3.02%   3.78%  4.54%  5.29%   6.05%   6.80%   7.56%   8.32%    9.07%   9.83%  10.59%
150,001-171,950   6.37%    30.0%    34.46%     3.05%   3.81%  4.58%  5.34%   6.10%   6.87%   7.63%   8.39%    9.15%   9.92%  10.68%
171,951-307,050   6.37%    35.0%    39.14%     3.29%   4.11%  4.93%  5.75%   6.57%   7.39%   8.22%   9.04%    9.86%  10.68%  11.50%
Over 307,050      6.37%    38.6%    42.51%     3.48%   4.35%  5.22%  6.09%   6.96%   7.83%   8.70%   9.57%   10.44%  11.31%  12.18%


* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income for New Jersey tax purposes is the same as defined in the Internal Revenue Code. In fact, however, New Jersey taxable income may differ due to differences in exemptions, itemized deductions and other items.

** Each entry represents the taxable yield that is the equivalent to the specified Federal and New Jersey tax-exempt yield for a New Jersey taxpayer in the specified income bracket.

FLORIDA:  2002

Equivalent yields:  Tax-Exempt

$TAXABLE                  FEDERAL      FLORIDA TAX-EQUIVALENT YIELDS**
INCOME*          FEDERAL  EFFECTIVE    -------------------------------------------------------------------------------------
SINGLE           RATE     RATE         2.0%    2.5%    3.0%    3.5%   4.0%    4.5%    5.0%   5.5%    6.0%    6.5%     7.0%
----------------------------------------------------------------------------------------------------------------------------
$0-6,000         10.0%    10.0%        2.22%   2.78%   3.33%   3.89%  4.44%   5.00%   5.56%  6.11%   6.67%   7.22%    7.78%
6,001-27,950     15.0%    15.0%        2.35%   2.94%   3.53%   4.12%  4.71%   5.29%   5.88%  6.47%   7.06%   7.65%    8.24%
27,951-67,700    27.0%    27.0%        2.74%   3.42%   4.11%   4.79%  5.48%   6.16%   6.85%  7.53%   8.22%   8.90%    9.59%
67,701-141,250   30.0%    30.0%        2.86%   3.57%   4.29%   5.00%  5.71%   6.43%   7.14%  7.86%   8.57%   9.29%    10.00%
141,251-307,050  35.0%    35.0%        3.08%   3.85%   4.62%   5.38%  6.15%   6.92%   7.69%  8.46%   9.23%   10.00%   10.77%
Over 307,050     38.6%    38.6%        3.26%   4.07%   4.89%   5.70%  6.51%   7.33%   8.14%  8.96%   9.77%   10.59%   11.40%

$TAXABLE
INCOME*                   FEDERAL     FLORIDA TAX-EQUIVALENT YIELDS**
MARRIED FILING   FEDERAL  EFFECTIVE   -----------------------------------------------------------------------------------
JOINTLY          RATE     RATE        2.0%   2.5%    3.0%    3.5%   4.0%    4.5%    5.0%   5.5%   6.0%   6.5%    7.0%
-----------------------------------------------------------------------------------------------------------------------
$0-12,000        10.0%    10.0%       2.22%  2.78%   3.33%   3.89%  4.44%   5.00%   5.56%  6.11%  6.67%  7.22%   7.78%
12,001-46,700    15.0%    15.0%       2.35%  2.94%   3.53%   4.12%  4.71%   5.29%   5.88%  6.47%  7.06%  7.65%   8.24%
46,701-112,850   27.0%    27.0%       2.74%  3.42%   4.11%   4.79%  5.48%   6.16%   6.85%  7.53%  8.22%  8.90%   9.59%
112,851-171,950  30.0%    30.0%       2.86%  3.57%   4.29%   5.00%  5.71%   6.43%   7.14%  7.86%  8.57%  9.29%   10.00%
171,951-307,050  35.0%    35.0%       3.08%  3.85%   4.62%   5.38%  6.15%   6.92%   7.69%  8.46%  9.23%  10.00%  10.77%
Over 307,050     38.6%    38.6%       3.26%  4.07%   4.89%   5.70%  6.51%   7.33%   8.14%  8.96%  9.77%  10.59%  11.40%

*        This amount represents taxable income as defined in the Internal
         Revenue Code.

** Each entry represents the taxable yield that is the equivalent to the specified Federal tax-exempt yield for a Florida taxpayer in the specified income bracket

PERFORMANCE REPORTING

         From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature. Yield data will be calculated separately for each Fund's Retail A Shares and Prime Shares.

         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, each Fund may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above.

         The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

         As of July 2, 2002, the name, address and percentage ownership of the entities or persons that held of record or beneficially 5% or more of the outstanding shares of each class of Galaxy's investment portfolios were as follows:

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank             97.41%
      P.O. Box 92800
      Rochester, NY  14692-8900

TAX-EXEMPT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank             98.12%
      P.O. Box 92800
      Rochester, NY  14692-8900

GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank             96.42%
      P.O. Box 92800
      Rochester, NY  14692-8900

      Brenda May Earl                 10.97%
      279 Central Park West
      PH-19A
      New York, NY  10024

U.S. TREASURY MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank             98.73%
      P.O. Box 92800
      Rochester, NY  14692-8900

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      TRUST SHARES
      Fleet National Bank             100.00%
      P.O. Box 92800
      Rochester, NY  14692-8900

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank             41.75%
      P.O. Box 92800
      Rochester, NY  14692-8900

      U.S. Clearing A Division of
      Fleet Securities Inc.           22.71%
      26 Broadway
      New York, NY  10004-1703

CONNECTICUT MUNICIPAL MONEY MARKET FUND
      RETAIL A SHARES
      Fleet National Bank             51.03%
      P.O. Box 92800
      Rochester, NY  14692-8900

INSTITUTIONAL TREASURY MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank             16.52%
      P.O. Box 92800
      Rochester, NY  14692-8900

      Bob & Co.                       8.62%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA  02110-1802


                                       54

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      Fleet Bank Omnibus              71.01%
      20 Church Street, 8th Floor
      Mailstop CT/EH/40608F
      CAS Operations
      Hartford, CT  06103

      CLASS II SHARES
      FIM Funding, Inc.               100.00%
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA  02110

      CLASS III SHARES
      Bob & Co.                       97.70%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA  02110-1802

INSTITUTIONAL PRIME MONEY MARKET FUND
      CLASS I SHARES
      Fleet National Bank             71.13%
      P.O. Box 92800
      Rochester, NY 14692-8900

      U.S. Clearing Corp.             7.01%
      26 Broadway
      New York, NY  10004-1703

      Bob & Co.                       18.86%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA  02110-1802

      CLASS II SHARES
      Bob & Co.                       99.91%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA  02110-1802

      CLASS III SHARES
      Bob & Co.                       98.45%
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA  02110-1802

EQUITY VALUE FUND
      TRUST SHARES
      Gales & Co.                     25.38%
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     25.35%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     26.11%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         5.12%
      Agent for Fleet National Bank FBO
      Leviton Manufacturing Savings Plan
      P.O. Box 4054
      Concord, CA  94524

EQUITY GROWTH FUND
      TRUST SHARES
      Gales & Co.                     27.38%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001


                                       55

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      Gales & Co.                     19.59%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     17.82%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         22.20%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

      PRIME A SHARES
      U.S. Clearing Corp.             64.07%
      FBO 104-32732-16
      Hilda Brandt
      Roland Park Place
      830 W. 40th Street Apt. 359
      Baltimore, MD  21211-2176

      U.S. Clearing Corp.             6.85%
      FBO 143-27206-11
      Mary V. Mastroianni and
      Pasqual Mastroianni JTTEN
      1811 Randolph Road
      Schenectady, NY  12308-2021

      U.S. Clearing Corp.             8.81%
      FBO 021-90471-15
      Mabel L. Bowman
      5089 Hagen Court
      Valley Springs, CA  95252

      U.S. Clearing Corp.             11.13%
      FBO 120-97689-18
      Yook Y. Doo
      46-34 Robinson Street
      Flushing, NY  11355-3445

      PRIME B SHARES
      U.S. Clearing Corp.             22.92%
      FBO 111-98315-17
      Thomas J. Bernfeld
      185 West End Avenue, Apt. 21D
      New York, NY  10023-5548

      U.S. Clearing Corp.             14.38%
      FBO 150-90636-14
      Lynn C. Sherrie
      245 Lake Street
      Wilson, NY  14172-9659

      U.S. Clearing Corp.             12.40%
      FBO 221-00085-18
      Walter M. Swiecicki &
      Cathleen Swiecicki
      JT WROS
      119 Old Beekman Road
      Monmouth Junction,  NJ 08852-3114

      U.S. Clearing Corp.             6.81%
      FBO 195-90734-10
      W.P. Fleming
      66500 E. 253 Road
      Grove, OK  74344-6163

      U.S. Clearing Corp.             14.81%
      FBO 166-31108-21
      Frank Catanho, Trustee of
      the Frank Catanho
      1996 Trust - Dated 10/22/96
      22315 Main Street
      Hayward, NY  94541-4006


                                       56

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
GROWTH FUND II
      TRUST SHARES
      Gales & Co.                     18.61%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     12.82%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     58.42%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

  EQUITY INCOME FUND
      TRUST SHARES
      Gales & Co.                     56.86%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     24.36%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     12.67%
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

INTERNATIONAL EQUITY FUND
      TRUST SHARES
      Gales & Co.                     11.01%
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     32.25%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     32.86%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         10.57%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

      PRIME A SHARES
      Dean Witter Cust                76.73%
      FBO Albert F. Twanmo IRA
      631030674
      P.O. Box 290
      New York, NY  10008

      U.S. Clearing Corp.             14.11%
      FBO 136-99157-13
      Jon-Paul Dadaian
      178 Clarken Drive
      West Orange, NJ  07052-3441


                                       57

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      National Financial
      Services Corp.                  8.76%
      FBO Mark A Rydell
      A/C A72-908290
      200 Liberty Street
      One World Financial Center, 5th Floor
      New York, NY  10281

      PRIME B SHARES
      U.S. Clearing Corp.             72.44%
      FBO 102-59241-17
      Church & Friary of St. Francis of Assisi
      c/o Fr. Peter Brophy, OFM
      135 West 31(st) Street
      New York, NY  10001-3405

      U.S. Clearing Corp.             5.35%
      FBO 195-90025-13
      Guido Guinasso
      418 College Avenue
      San Francisco, CA  94112-1114

GROWTH & INCOME FUND
      TRUST SHARES
      Gales & Co.                     32.81%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         51.81%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

      PRIME A SHARES
      U.S. Clearing Corp.             44.08%
      FBO 175-97327-10
      Margaret Ann Gillenwater
      2525 E. Prince Road #23
      Tucson, AZ  85716-1146

      U.S. Clearing Corp.             15.05%
      FBO 114-97798-19
      Dona Schneid
      7909 Venture Center Way #9104
      Boynton Beach, FL  33437-7412

      U.S. Clearing Corp.             21.66%
      FBO 134-93669-12
      Krzysztof Mizura
      26 Perron Road
      Plainville, CT  06062-1100

      U.S. Clearing Corp.             10.09%
      FBO 103-80060-19
      Saint Clare School Endowment Fund
      Attn:  Father O'Shea/Andrew J.
      Houvouras and/or Bruce Blatman
      821 Prosperity Farms Road
      N. Palm Beach, FL  33408-4299

      U.S. Clearing Corp.             8.39%
      FBO 134-92888-19
      Beverly A. Szymkowicz
      466 Tunnel Road
      Vernon, CT  06066-6225

      PRIME B SHARES
      U.S. Clearing Corp.             29.63%
      FBO 147-97497-13
      Martin Allen Sante
      15222 Birch Lakeshore Dr.
      Vandalia, MI  49095-8740


                                       58

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             17.37%
      FBO 103-31744-16
      Irwin Luftig & Elaine Luftig
      6119 Bear Creek Ct.
      Lake Worth, FL  33467-6812

      U.S. Clearing Corp.             16.62%
      FBO 148-28677-18
      Linda M Berke &
      Michael E. Berke JT TEN
      30941 Westwood Road
      Farmington Hills, MI  48331-1466

      U.S. Clearing Corp.             16.21%
      FBO 147-29019-15
      Walter W. Quan
      2617 Skyline Drive
      Lorain, OH  44053-2243

      U.S. Clearing Corp.             6.21%
      FBO 013-90166-12
      Florence G. St. Onge
      34 Cedar Lane
      Warren, RI  02885-2236

ASSET ALLOCATION FUND
      TRUST SHARES
      Gales & Co.                     11.72%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     6.91%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         31.06%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

      PRIME A SHARES
      U.S. Clearing Corp.             11.71%
      FBO 155-98529-16
      Frederick B. Galt
      616 Vanderlyn Lane
      Slingerlands, NY  12159-9543

      U.S. Clearing Corp.             21.62%
      FBO 175-97327-10
      Margaret Ann Gillenwater
      2525 E. Prince Road #23
      Tucson, AZ  85716-1146

      U.S. Clearing Corp.             33.67%
      FBO 194-97099-17
      James K. Winter
      2523 Greenridge Drive
      Belden, MS  38826-9530

      U.S. Clearing Corp.             8.42%
      FBO 108-98907-17
      Linda Lecessi-Karp
      141 Norwood Avenue
      Malverne, NY  11565-1422

      U.S. Clearing Corp.             12.61%
      FBO 170-02647-14
      Frederick J. Roselli &
      Carol A. Roselli JT TEN
      585 North Westfield Street
      Feeding Hills, MA  01030-1217


                                       59

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             7.43%
      FBO 145-90771-19
      IRA Rollover
      Nicole A. Zielske
      1914 Grayson Ridge Ct.
      Chesterfield, MO  63017-8740

      PRIME B SHARES
      U.S. Clearing Corp.             13.47%
      FBO 138-97818-14
      Carol Y. Foster
      20270 NE Marie Avenue
      Blountstown, FL  32424-1273

      U.S. Clearing Corp.             13.16%
      FBO 102-92974-11
      Ann E. Csernica
      8 Hunter Court
      Egg Harbor Twp., NJ  08234-7390

      U.S. Clearing Corp.             8.76%
      FBO 166-98559-16
      Ann P. Sargent
      422 Los Encinos Avenue
      San Jose, CA  95134-1336

      U.S. Clearing Corp.             8.51%
      FBO 166-97970-19
      Alicia E. Schober
      10139 Ridgeway Drive
      Cupertino, CA  95014-2658

      U.S. Clearing Corp.             6.49%
      FBO 013-00189-14
      Fleet Bank Collateral Acct.
      David Paquin &
      Susan Paquin JT TEN
      Attn: Paul D. Nunes VP
      31 Mashpee Dr.
      North Attleboro, MA  02760-4385

      First Clearing Corp.            5.40%
      A/C 5739-9934
      Rose M. Maxwell (IRA)
      FCC As Custodian
      1141 SW Abingdon Ave.
      Port St. Lucie, FL  34953-7328

SMALL COMPANY EQUITY FUND
      TRUST SHARES
      Gales & Co.                     10.43%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638

      Gales & Co.                     27.52%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638

      Gales & Co.                     10.13%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638

      Amvescap National Trust
      Company                         40.99%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

SMALL CAP VALUE FUND
      RETAIL A SHARES
      Charles Schwab & Co., Inc.      9.85%
      Special Custody Acct. For
      Exclusive of Customers
      Attn:  Mutual Funds
      101 Montgomery St.
      San Francisco, CA  94104-4122


                                       60

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      TRUST SHARES
      Gales & Co.                     32.74%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     33.06%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     21.66%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      PRIME A SHARES
      U.S. Clearing Corp.             40.09%
      FBO 104-32732-16
      Hilda Brandt
      Roland Park Place
      830 W. 40th Street, Apt. 359
      Baltimore, MD  21211-2176

      U.S. Clearing Corp.             13.38%
      FBO 103-97564-14
      IRA Rollover Account
      Thomas X McKenna
      170 Turtle Creek
      Drive Tequesta, FL 33469-1547

      U.S. Clearing Corp.             12.34%
      FBO 103-31296-18
      Edward U. Roddy III
      109 Angler Avenue
      Palm Beach, FL  33480-3101

      U.S. Clearing Corp.             7.89%
      FBO 245-92451-10
      Virginia S. Moore
      2 Grandview Terrace
      Bethel, CT  06801-2339

      PRIME B SHARES
      U.S. Clearing Corp.             11.12%
      FBO 111-98315-17
      Thomas J. Bernfeld
      185 West End Avenue, Apt. 21D
      New York, NY  10023-5548

      U.S. Clearing Corp.             5.87%
      FBO 233-97395-15
      Rufus O. Eddins
      360 Dominion Circle
      Knoxville, TN  37922-2750

      U.S. Clearing Corp.             5.15%
      FBO 138-30212-17
      Virginia Godenrath T.O.D.
      Robert Godenrath
      5925 Shore Boulevard South #104
      Gulfport, FL  33707-5904

      U.S. Clearing Corp.             5.63%
      FBO 221-97250-13
      Michael A. Veschi
      106 Exmoor Court
      Leesburg, VA  20176-2049

      U.S. Clearing Corp.             7.54%
      FBO 107-30623-23
      Andrejs Zvejnieks
      2337 Christopher Walk
      Atlanta, GA  30327-1110


                                       61

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             8.25%
      FBO 134-955935-15
      Reenee L. Mayne
      285 Redwood Road
      Manchester, CT  06040-6333

STRATEGIC EQUITY FUND
      TRUST SHARES
      Gales & Co.                     24.56%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     54.04%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     17.28%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

LARGE CAP VALUE FUND
      TRUST SHARES
      Fleet National Bank             17.78%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

      Fleet National Bank             64.25%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

LARGE CAP GROWTH FUND
      TRUST SHARES
      Fleet National Bank             12.15%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

      Fleet National Bank             76.54%
      Attn:  Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

      RETAIL A SHARES
      U.S. Clearing Corp.             8.15%
      FBO 236-91311-11
      C/F Peter J. Peff IRA
      PMB 413
      1151 Aquidneck Avenue
      Middletown, RI  02842-5255

INTERMEDIATE GOVERNMENT INCOME FUND
      TRUST SHARES
      Gales & Co.                     53.68%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     28.91%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     12.57%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001


                                       62

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
QUALITY PLUS BOND FUND
      TRUST SHARES
      Gales & Co.                     13.83%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     21.20%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     44.97%
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Amvescap National Trust
      Company                         12.65%
      Agent for Fleet National Bank FBO
      FleetBoston Financial Savings Plus
      P.O. Box 4054
      Concord, CA  94524

      PRIME A SHARES
      U.S. Clearing Corp.             16.16%
      FBO 103-30971-12
      Doris G. Schack
      FBO- Doris G. Schack Living Trust
      9161 East Evans
      Scottsdale, AZ  85260-7575

      U.S. Clearing Corp.             43.98%
      FBO 132-90090-11
      IRA Rollover
      Virginia Holmes
      207 Adams Street
      Ithaca, NY  14850-3514

      U.S. Clearing Corp.             8.04%
      FBO 013-02964-11
      Jane L. Grayhurst
      770 Boylston St., Apt. 10G
      Boston, MA  02199-7709

      US Clearing Corp.               31.69%
      FBO 246-90802-18
      Ratimir Pavesic
      65 East India Row Apt. 17D
      Boston, MA  02110-3388

      PRIME B SHARES
      U.S. Clearing Corp.             12.34%
      FBO 119-97697-10
      Ira Zornberg
      4219 Nautilus Avenue
      Brooklyn, NY  11224-1019

      U.S. Clearing Corp.             10.99%
      FBO 147-24459-13
      Jay Robert Klein
      26800 Amhearst Circle #209
      Cleveland, OH  44122-7572

      U.S. Clearing Corp.             14.45%
      FBO 230-02116-18
      Marjorie Dion
      301 Raimond Street
      Yaphank, NY  11980-9725

      U.S. Clearing Corp.             7.87%
      FBO 157-98031-13
      Patricia Fusco
      112 E. Chapel Avenue
      Cherry Hill, NJ  08034-1204

      U.S. Clearing Corp.             6.42%
      FBO 119-11589-12
      Hilja Schein
      264 East 211 Street, Apt. 2D
      Bronx, NY  10467-1528


                                       63

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             10.76%
      FBO 131-07457-14
      U/A/D 1/29/99
      Petrella Fam Rev Trust #3
      John Petrella Trustee
      39 Cydot Drive
      North Kingstown, RI  02852-5611

      U.S. Clearing Corp.             10.76%
      FBO 131-07459-12
      U/A/D 1/29/99
      Petrella Fam Rev Trust #2
      John Petrella Trustee
      39 Cydot Drive
      North Kingstown, RI  02852-5611

      U.S. Clearing Corp.             5.83%
      FBO 238-97175-19
      Marie Goftfried
      Rollover IRA Account
      6411 Grand Cypress Circle
      Lake North, FL  33463-7363

SHORT-TERM BOND FUND
      TRUST SHARES
      Gales & Co.                     20.36%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     33.99%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     39.92%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL B SHARES
      Chelsea Police Relief
      Assoc.                          7.90%
      John R. Phillips Treas. &
      Michael McCona Clerk
      180 Crescent Avenue
      Chelsea, MA  02150-3017

      US Clearing Corp.               5.18%
      FBO 236-92074-16
      Willie M. Moye Sr.
      268 Mount Prospect Avenue
      Newark, NJ  07104-2008

TAX-EXEMPT BOND FUND
      TRUST SHARES
      Gales & Co.                     30.37%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     29.30%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     38.32%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL B SHARES
      U.S. Clearing Corp.             7.09%
      FBO 978-02869-11
      Carol Guy
      Ali E. Guy
      14 Thomas Street
      Scarsdale, NY  10583-1031


                                       64

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             6.29%
      FBO 245-07280-15
      Alan Landman
      Box 2339
      Providence, RI  02906-0339

      FISERV Securities Inc.          5.96%
      FAO 13875955
      Attn: Mutual Funds
      One Commerce Square
      2005 Market Street, Suite 1200
      Philadelphia, PA  19103

      FISERV Securities Inc.          7.69%
      FAO 13878082
      Attn: Mutual Funds
      One Commerce Square
      2005 Market Street, Suite 1200
      Philadelphia, PA  19103

INTERMEDIATE TAX-EXEMPT BOND FUND
      TRUST SHARES
      Gales & Co.                     12.62%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     82.65%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL A SHARES
      Richard F. Messing              8.07%
      51 Arlington Rd.
      Wellesley Hills, MA  02481

      Charles Schwab & Co. Inc.       31.59%
      Attn: Mutual Funds
      101 Montgomery Street
      San Francisco, CA  94094-4122

      RETAIL B SHARES
      U.S. Clearing Corp.             26.04%
      FBO 979-02517-15
      Joseph W. Dorfmeister
      Patricia L. Dorfmeister
      1301 Walton Avenue
      Altoona, PA  16602-4612

      American Enterprise Investment
      Services                        61.07%
      FBO 188-470-611
      P.O. Box 9446
      Minneapolis, MN  55440

CONNECTICUT MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.
      Fleet Investment Services       75.74%
      Mutual Funds Unit -
      NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     24.04%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL A SHARES
      U.S. Clearing Corp.             9.20%
      FBO 134-08973-29
      Marquis Restitution Fund
      Charles D. Gersten Trustee
      216 Main Street
      Hartford, NY  06106-1817


                                       65

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      RETAIL B SHARES
      U.S. Clearing Corp.             5.96%
      FBO 245-06995-13
      Hans Hoffmann & Janice Hoffman
      36 Leeway
      Madison, CT  06443-2823

      U.S. Clearing Corp.             5.79%
      FBO 113-05954-14
      Darlene Kirychuk-Francis
      425 North Main Street
      Wallingford, CT  06492-3210

      U.S. Clearing Corp.             11.58%
      FBO 142-04560-12
      Zivko Blude
      60 Colonial Drive
      Stratford, CT  06614-2226

      U.S. Clearing Corp.             13.28%
      FBO 142-04599-17
      Anthony Fiorello II & L. Ruth Fiorello
      20 Red Fox Road
      Stratford, CT  06614-2239

      U.S. Clearing Corp.             37.64%
      FBO 142-04600-14
      Richard L. Massey
      261 Pomperaug Woods
      Southbury, CT  06483-3501

      U.S. Clearing Corp.             5.69%
      FBO 245-81909-11
      Richard F. Drake
      9 Stillwell Dr.
      Plainville, CT  06062-2921

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     72.30%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638

      Gales & Co.                     17.93%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638

      SEI Trust Company               6.57%
      c/o Webster TR CO
      Attn:  Mutual Fund Administrator
      One Freedom Valley Dr.
      Oaks, PA  19456

      RETAIL A SHARES
      Charles Schwab & Co.            19.39%
      Attn: Mutual Funds
      101 Montgomery Street
      San Francisco, CA  94104-4122

      Kelly F. Shackelford            6.72%
      P.O. Box 672
      New Canaan, CT  06840-0672

      RETAIL B SHARES
      U.S. Clearing Corp.             62.18%
      FBO 221-08330-14
      Cara Pressman
      59 Tilia Court
      Hamilton, NJ  08690-3344


                                       66

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             33.56%
      FBO 134-91349-14
      Lucille F. Burnham
      91 Woodmere Road
      Bristol, CT  06010-7630

FLORIDA MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     68.19%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     30.63%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

MASSACHUSETTS MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     56.11%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     42.04%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL B SHARES
      U.S. Clearing Corp.             67.14%
      FBO 245-09436-14
      Thomas M. Apone
      64 Jacqueline Road #4
      Waltham, MA  02452-4973

      U.S. Clearing Corp.             6.76%
      FBO 222-00942-19
      Gary P. McGrath &
      Amy J. McGrath JT/TEN
      9 Baldwin Road
      Westford, MA  01886-2063

      U.S. Clearing Corp.             10.81%
      FBO 222-00960-16
      John W. Carroll & Carole A.
      Carroll JT/TEN
      14 Ames Street
      Pepperell, MA  01463

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     75.98%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     23.66%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL B SHARES
      U.S. Clearing Corp.             9.16%
      FBO 210-00232-013
      Kathleen McLaughlin
      370 Charles River Road
      Watertown, MA  02472-2738

      U.S. Clearing Corp.             19.95%
      FBO 136-35267-14
      Margaret A. Geraghty
      253 Needham Street
      Dedham, MA  02026-7018


                                       67

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             6.65%
      FBO 222-00665-14
      Michael Ashmore & Ann M.
      Evans-Ashmore JT/TEN
      345 Sargent Road
      Boxborough, MA  01719-1203

      US Clearing Corp.               17.78%
      FBO 222-00850-19
      Edwin M. Leung & Daphne Y. Chu JT/TEN
      15 Canterbury Lane
      Groton, MA  01450-4242

CORPORATE BOND FUND
      TRUST SHARES
      Gales & Co.                     21.65%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     42.34%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     27.58%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

RHODE ISLAND MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     75.33%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     23.77%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL A SHARES
      Gales & Co.                     40.45%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     15.52%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      James R. McCulloch              5.46%
      c/o Microfibre
      P.O. Box 1208
      Pawtucket, RI  02862-1208

      RETAIL B SHARES
      U.S. Clearing Corp.             32.22%
      FBO 247-00404-17
      Phyllis J. Silverstein
      28 Kennedy Blvd.
      Lincoln, RI  02865-3602

      U.S. Clearing Corp.             9.25%
      FBO 247-00732-10
      Jose A Severino
      22 Set-N-Sun Drive
      Hope, RI  02831-1830

      U.S. Clearing Corp.             9.23%
      FBO 131-08123-16
      Anastasia Tsonos
      12 Nevada Avenue
      Rumford, RI  02916-2407


                                       68

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             23.13%
      FBO 247-00882-18
      Lillian M. Crepeau
      16 Wagon Road
      Cumberland, RI  02864

      U.S. Clearing Corp.             13.64%
      FBO 131-07752-16
      Dina N. Cote
      20 Taber Avenue
      Providence, RI  02906-4111

      U.S. Clearing Corp.             6.96%
      FBO 247-00701-17
      Eva M. Deconti and
      Marcy M. Smith JTTEN
      93 Park Forest Road
      Cranston, RI  02920-3657

NEW YORK MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     64.67%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     29.87%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL B SHARES
      U.S. Clearing Corp.             32.74%
      FBO 978-00592-19
      Michelina Pezzulo
      Joseph Pezzulo
      249 Crescent Place
      Yonkers,  NY 10704-1628

      U.S. Clearing Corp.             43.42%
      FBO 245-01932-10
      Robert A. Miller
      130 Greenwood Street
      Canisteo, NY  14823-1234

      U.S. Clearing Corp.             8.60%
      FBO 116-02797-15
      Michael F. Mucia
      222 Manitan Road
      Cayuga, NY  13034-4117

NEW JERSEY MUNICIPAL BOND FUND
      TRUST SHARES
      Gales & Co.                     32.60%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     52.21%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      Gales & Co.                     12.60%
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001

      RETAIL A SHARES
      U.S. Clearing Corp.             16.20%
      FBO 979-10688-11
      John J. Delucca
      314 Ardmore Road
      Ho Ho Kus, NJ  07423-1110


                                       69

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      U.S. Clearing Corp.             9.41%
      FBO 979-14430-14
      John R. Wright & Maria N.
      Wright JTTEN
      706 Princeton Kingston Road
      Princeton, NJ  08540-4124

      RETAIL B SHARES
      U.S. Clearing Corp.             62.11%
      FBO 979-07790-12
      David Chaban
      45 Martin Street
      Lakewood, NJ  08701-1580

      U.S. Clearing Corp.             5.08%
      FBO 597-09212-18
      Antoun Khouri
      T.O.D. Marie Shaleesh
      358 Mountain Road
      Englewood, NJ  07631-3727

      U.S. Clearing Corp.             6.82%
      FBO 157-04299-18
      Bharathi Gourkanti
      16 Clydesdale Court
      Marlton, NJ  08053-5560

      U.S. Clearing Corp.             17.66%
      FBO 979-07796-16
      Pauline Chaban
      45 Martin Street
      Lakewood, NJ  08701-1580

PENNSYLVANIA MUNICIPAL BOND FUND
      TRUST SHARES
      Fleet National Bank             46.85%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

      Fleet National Bank             39.72%
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY  14692-8900

      SEI Private Trust Co.           8.43%
      c/o Philadelphia Trust Co.
      Attn: Mutual Fund Administrator
      1 Freedom Valley Dr.
      Oaks, PA  19456

      PRIME RESERVES
      U.S. Clearing Corp.             100.00%
      26 Broadway
      New York, NY  10004-1703

      GOVERNMENT RESERVES
      U.S. Clearing Corp.             100.00%
      26 Broadway
      New York, NY  10004-1703

      TAX-EXEMPT RESERVES
      U.S. Clearing Corp.             100.00%
      26 Broadway
      New York, NY  10004-1703

         As of July 2, 2002, the name, address and percentage ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding Trust Shares (Class I Shares of the Institutional Money Market, Institutional Treasury Money Market and Institutional Government Money Market Funds) of each of Galaxy's investment portfolios were as follows:

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
MONEY MARKET FUND
      Stable Asset Fund
      c/o Norstar Trust Company
      Gales & Co.
      159 East Main
      Rochester, NY 14638             7.38%

GOVERNMENT MONEY MARKET FUND
      AMS Trust Account
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             9.10%

U.S. TREASURY MONEY MARKET FUND
      Loring Walcott Client Sweep Acct
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             25.00%

EQUITY GROWTH FUND
      Nusco Retiree Health VEBA Trust
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             7.18%

STRATEGIC EQUITY FUND
      Perstorp Retirement Trust
      c/o Fleet Financial Group
      159 East Main
      Rochester, NY 14638             11.56%

TAX-EXEMPT BOND FUND
      Nusco Retiree Health VEBA Trust
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             30.05%

CONNECTICUT MUNICIPAL BOND FUND
      Doris C. Bullock Trust Cust.
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             13.21%

MASSACHUSETTS MUNICIPAL BOND FUND
      Jeffrey or Gail Press IMA
      c/o  Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             6.65%

SMALL CAP VALUE FUND
      FBF Pension Plan - Misc Assets
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             12.09%

      CVS Inc. 401(K) P/S SCV
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             12.22%


                                       71

                                      PERCENT
REGISTRATION NAME                     OWNERSHIP
-----------------------------------------------
      CVS Inc 401(K) P/S Pln Aggressive
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             5.17%

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      Transwitch Cap Focus Acct
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             11.42%

      Susan Morse-Hilles Trust
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             9.16%

      Preferred Care Restricted
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             5.24%

RHODE ISLAND MUNICIPAL BOND FUND
      CP Pritchard TR GST Non-Exempt
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             13.06%

INSTITUTIONAL MONEY MARKET FUND
      NJ Guarantee
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             5.69%

      L-3 Communications Cash
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY 14638             6.69%

FLORIDA MUNICIPAL BOND FUND
      Michael C Kent Trust Agency
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY  14638            11.14%

      C Pritchard TR B SH LP Hess
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY  14638            5.42%

      Walter Oechsle Standard Trust
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY  14638            5.29%

      William M. Wood Trust
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY  14638            5.17%

PENNSYLVANIA MUNICIPAL BOND FUND
      Morse, William Sr.
      c/o Norstar Trust Co.
      Gales & Co.
      159 East Main
      Rochester, NY  14638            5.86%

                                   APPENDIX A
                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             - Positive means that a rating may be raised.
             - Negative means that a rating may be lowered.
             - Stable means that a rating is not likely to change.
             - Developing means a rating may be raised or lowered.
             - N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

         Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

         Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
OCTOBER__, 2002

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND     CLASS I SHARES, CLASS II SHARES
                                                      AND CLASS III SHARES

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND        CLASS II SHARES
                                                      AND CLASS III SHARES

         This Statement of Additional Information is not a prospectus. It relates to the prospectus for Class I Shares of the Institutional Prime Money Market Fund dated October__, 2002, the prospectus for Class II Shares of the Institutional Prime Money Market and Institutional Government Money Market Funds dated October__, 2002 and the prospectus for Class III Shares of the Institutional Prime Money Market and Institutional Government Money Market Funds dated October__, 2002, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses, as well as the Institutional Government Money Market Fund's Semi-Annual Report to Shareholders dated April 30, 2002 ("Semi-Annual Report") and Annual Report to Shareholders dated October 31, 2001 ("Annual Report") may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-866-840-5469

         The unaudited financial statements included in the Semi-Annual Report with respect to the Institutional Government Money Market Fund and the audited financial statements and the related report of Ernst & Young LLP, The Galaxy Fund's independent auditors, included in the Annual Report with respect to the Institutional Government Money Market Fund are incorporated herein by reference in the section "Financial Statements." No other portions of the Semi-Annual Report or Annual Report are incorporated by reference.

                                TABLE OF CONTENTS

                                                                                                            PAGE
GENERAL INFORMATION                                                                                          1
DESCRIPTION OF GALAXY AND ITS SHARES                                                                         1
INVESTMENT STRATEGIES, POLICIES AND RISKS                                                                    4
         Institutional Prime Money Market Fund                                                               4
         Institutional Government Money Market Fund                                                          4
         Other Investment Policies and Risk Considerations                                                   5
         Ratings                                                                                             5
         U.S. Government Obligations and Money Market Instruments                                            6
         Variable and Floating Rate Obligations                                                              7
         Municipal Securities                                                                                8
         Stand-by Commitments                                                                               11
         Private Activity Bonds                                                                             12
         Custodial Receipts and Certificates of Participation                                               12
         Repurchase and Reverse Repurchase Agreements                                                       13
         Securities Lending                                                                                 14
         Investment Company Securities                                                                      14
         Asset-Backed Securities                                                                            14
         When-Issued Purchases, Forward Commitment and Delayed Settlement Transactions                      15
         Guaranteed Investment Contracts                                                                    16
         Loan Participations                                                                                17
         STRIPS                                                                                             17
         Zero Coupon Securities                                                                             17
         Portfolio Securities Generally                                                                     17
INVESTMENT LIMITATIONS                                                                                      18
VALUATION OF PORTFOLIO SECURITIES                                                                           21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                              22
         Purchases of Class I Shares of the Institutional Prime Money Market Fund                           22
         Purchases of Class II Shares and Class III Shares of the Funds                                     23
         Other Purchase Information                                                                         23
         Redemptions                                                                                        23
         Exchange Privilege - Class I Shares                                                                24
TAXES                                                                                                       25
         In General                                                                                         25
         State and Local                                                                                    25
         Miscellaneous                                                                                      26
TRUSTEES AND OFFICERS                                                                                       27
         Standing Board Committees                                                                          29
         Trustee Ownership of Fund Shares                                                                   30
         Board Compensation                                                                                 30
         Shareholder and Trustee Liability                                                                  32
INVESTMENT ADVISER                                                                                          33
         Board Approval of Investment Advisory Agreement                                                    35
ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT                                                             36
CUSTODIAN AND TRANSFER AGENT                                                                                38

                                                                                                           PAGE
EXPENSES                                                                                                    39
PORTFOLIO TRANSACTIONS                                                                                      39
SHAREHOLDER SERVICES PLAN - CLASS II AND CLASS III SHARES                                                   40
DISTRIBUTOR                                                                                                 42
AUDITORS                                                                                                    42
COUNSEL                                                                                                     43
CODES OF ETHICS                                                                                             43
PERFORMANCE AND YIELD INFORMATION                                                                           43
         Performance Reporting                                                                              44
MISCELLANEOUS                                                                                               45
FINANCIAL STATEMENTS                                                                                        66
APPENDIX A                                                                                                 A-1

                             GENERAL INFORMATION

         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectus for Class I Shares of the Institutional Prime Money Market Fund, the Prospectus for Class II Shares of the Institutional Prime Money Market and Institutional Government Money Market Funds and the Prospectus for Class III Shares of the Institutional Prime Money Market Fund and Institutional Government Money Market Fund. The Institutional Prime Money Market Fund and Institutional Government Money Market Fund are referred to as the "Funds." This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. No investment in shares of the Funds should be made without reading a Prospectus.

         The Institutional Prime Money Market Fund is new and had not offered shares prior to the date of this Statement of Additional Information. Prior to the date of this Statement of Additional Information, the Institutional Government Money Market Fund had not offered Class II Shares or Class III Shares. The Institutional Government Money Market Fund also offers Class I Shares, which are described in a separate statement of additional information and related prospectus.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                      DESCRIPTION OF GALAXY AND ITS SHARES

         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in forty-three investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Institutional Prime Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Fund, Large Cap Core Fund, Strategic Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Short-Term Bond Fund, Intermediate Government Income Fund, Quality Plus Bond Fund, Corporate

Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund. Prior to the date of this Statement of Additional Information, however, the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund had not commenced investment operations.

         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Funds as follows: Class WW - Series 1 Shares (Class I Shares), Class WW - Series 2 Shares (Class II Shares) and Class WW - Series 3 Shares (Class III Shares), representing interests in the Institutional Prime Money Market Fund and Class S Shares (Class I Shares), Class S - Special Series 1 Shares (Class II Shares) and Class S - Special Series 2 Shares (Class III Shares), representing interests in the Institutional Government Money Market Fund. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund (i.e., Class I Shares, Class II Shares and Class III Shares) bears pro rata the same expenses and is entitled equally to a Fund's dividends and distributions except as follows. Each series will bear the expenses of any shareholder servicing plan applicable to such series. For example, as described below, holders of Class II Shares and Class III Shares will bear the expenses of the Shareholder Services Plan for Class II Shares and Class III Shares applicable to such Class. In addition, each series may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Shareholder Services Plan - Class II and Class III Shares" below.

         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that if a particular Fund offers more than one series of shares, then each series of the Fund would be solely responsible for the Fund's payments under any shareholder servicing plan applicable to such series.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any shareholder servicing plan for such series (e.g., only Class II Shares and Class III Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for Class II Shares and Class III Shares). Further, shareholders of both Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the

"1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund as described in its Prospectuses may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. The Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

INSTITUTIONAL PRIME MONEY MARKET FUND

         Instruments in which the Institutional Prime Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

         The Fund invests primarily (at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         Investments in which the Institutional Government Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

     ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or both of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

RATINGS

         The Funds will purchase only those instruments which meet the applicable quality requirements described below. The Institutional Prime Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security (or, in certain cases, the guarantee) or the issuer (or guarantee provider) with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest short-term rating category. See "Investment Limitations" below. See Appendix A to this Statement of Additional Information for a description of S&P's, Moody's and Fitch's rating categories.

         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet also considers other relevant information in its evaluation of unrated short-term securities.

 U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

         Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including bank obligations and commercial paper.

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC, and other short-term debt obligations issued by banks. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks, foreign banks or U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on illiquid securities described below under "Investment Limitations." For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

         Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Funds to investment risks similar to those accompanying direct investments in foreign securities. The Funds will invest in the obligations of U.S. branches of foreign banks, foreign banks or foreign branches of U.S. banks only when Fleet believes that the credit risk with respect to the instrument is minimal.

         Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations and other entities without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by Galaxy's Board of Trustees, that an adequate trading market exists for such securities. The Institutional Prime Money Market Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

VARIABLE AND FLOATING RATE OBLIGATIONS

         The Funds may purchase variable and floating rate instruments in accordance with their investment objectives and policies as described in the Prospectuses and this Statement of Additional Information. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

         Long-term variable and floating rate obligations held by the Institutional Prime Money Market Fund may have maturities of more than 397 days, provided the Fund is entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

MUNICIPAL SECURITIES

         The Institutional Prime Money Market Fund may invest in debt obligations issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax ("Municipal Securities"). Municipal Securities acquired by the Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

         The two principal categories of Municipal Securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

         The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

         There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's and S&P, described in the Prospectuses and in Appendix A hereto, represent such Rating Agencies' opinions as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

         Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

         Also included within the general category of Municipal Securities are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by states or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Fund's applicable limitation on illiquid securities described under "Investment Limitations" below.

         Certificates of participation represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, the Fund may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Fund and upon certain conditions such as the Fund's payment of a fee.

         Municipal Securities purchased by the Fund in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by the Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above, letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

         The payment of principal and interest on most Municipal Securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that are rated in the highest rating category assigned by a Rating Agency with respect to such instruments or, if unrated, determined by Fleet to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

         As a result of the favorable tax treatment afforded such obligations under the Internal Revenue Code of 1986, as amended (the "Code"), yields on Municipal Securities can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, although from time to time Municipal Securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

         The Fund may also invest in debt obligations issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which is subject to federal income tax.

STAND-BY COMMITMENTS

         The Institutional Prime Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying municipal security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. The Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

PRIVATE ACTIVITY BONDS

         The Institutional Prime Money Market Fund may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

CUSTODIAL RECEIPTS AND CERTIFICATES OF PARTICIPATION

         Securities acquired by the Institutional Prime Money Market Fund may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Fund may also purchase from time to time certificates of participation that, in the opinion of counsel to the issuer, are exempt from federal income tax. A certificate of participation gives the Fund an undivided interest in a pool of Municipal Securities held by a bank. Certificates of participation may have fixed, floating or variable rates of interest. If a certificate of participation is unrated, Fleet will have determined that the instrument is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by Galaxy's Board of Trustees. For certain certificates of participation, the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet. Neither Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limit on illiquid securities described below under "Investment Limitations."

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Institutional Prime Money Market Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

SECURITIES LENDING

         Each Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Institutional Prime Money Market Fund would be invested in high quality, short-term money market instruments. Any cash collateral received by the Institutional Government Money Market Fund would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Loans will generally be short-term, will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other open-end investment companies that invest in the types of obligations in which the Fund may invest and that determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other investment portfolios of Galaxy, or any other investment companies advised by Fleet.

ASSET-BACKED SECURITIES

         The Institutional Prime Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

WHEN-ISSUED PURCHASES, FORWARD COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase eligible securities on a "when-issued" or "delayed settlement" basis. The Institutional Prime Money Market Fund may also purchase or sell securities on a "forward commitment" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that when-issued purchases, forward commitments and delayed settlement transactions will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's when-issued purchases, forward commitments and delayed settlement transactions ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of Fleet to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlement transactions for speculative purposes, but only in furtherance of their investment objectives.

         When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected in the event its commitment to purchase securities on a when-issued, forward commitment or delayed settlement basis exceeded 25% of the value of its assets.

         When a Fund engages in when-issued, forward commitment or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis, is calculated from the date of settlement of the purchase to the maturity date.

GUARANTEED INVESTMENT CONTRACTS

         The Institutional Prime Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to GICs, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Fund's limitation on such investments stated below under "Investment Limitations," unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. The Fund will not invest more than 20% of its total assets in GICs.

LOAN PARTICIPATIONS

         Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Institutional Prime Money Market Fund may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRIPS

         The Institutional Prime Money Market Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. Fleet will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Fleet will purchase only those STRIPS that have a remaining maturity of 397 days or less. The Fund may not invest more than 5% of its total assets in STRIPS and Fleet will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

ZERO COUPON SECURITIES

         The Institutional Prime Money Market Fund may invest in zero coupon securities. A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

          Neither Fund may:

          1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

          2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.

          3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) with respect to the Institutional Prime Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks).

          4.   Make loans except to the extent permitted by the 1940 Act.

          5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

          6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitations with respect to the Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof.

         10. A Fund may not purchase the securities of companies for the purpose of exercising control.

         11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

         12. A Fund may not invest more than 10% of its net assets in illiquid securities.

         13. A Fund may purchase foreign securities to the extent consistent with its investment objective and policies.

         14. The Institutional Government Money Market Fund may not purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         15. The Institutional Government Money Market Fund may not invest in obligations having remaining maturities in excess of 397 days, except that certain variable and floating rate instruments may bear longer maturities (provided certain provisions are met).

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 11 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 10% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Funds are subject to the 5% limitation described in connection with Investment Limitation No. 2 above as to all of their assets; however in accordance with such Rule, the Funds will be able to invest more than 5% (but no more than 25%) of their total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that a Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         The Institutional Prime Money Market Fund may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                        VALUATION OF PORTFOLIO SECURITIES

         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that neither of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. LFDI is a registered broker/dealer with its principal offices at One Financial Center, Boston, Massachusetts 02111. LFDI has agreed to use appropriate efforts to solicit all purchase orders. Prior to July 1, 2002, PFPC Distributors, Inc. served as the distributor for the Institutional Government Money Market Fund.

PURCHASES OF CLASS I SHARES OF THE INSTITUTIONAL PRIME MONEY MARKET FUND

         Investments in Class I Shares of the Institutional Prime Money Market Fund are not subject to any sales charge. Class I Shares of the Fund may be purchased by institutional investors that are purchasing shares on their own behalf and by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Purchases of Class I Shares may take place only on days on which the New York Stock Exchange (the "Exchange"), the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.

         Class I Shares of the Fund purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Class I Shares through their institution should contact such entity directly for appropriate purchase instructions.

PURCHASES OF CLASS II SHARES AND CLASS III SHARES OF THE FUNDS

         Investments in Class II Shares and Class III Shares of the Funds are not subject to any sales charge. Class II Shares and Class III Shares of the Funds are available for purchase by qualified financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with Fleet, which have entered into a sales agreement and servicing agreement with respect to the Funds and that are purchasing shares of a Fund on behalf of their customers. Purchases of Class II Shares and Class III Shares may take place on any Business Day. If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFDI on a Business Day in accordance with LFDI's procedures.

         Class II Shares and Class III Shares of the Funds purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of shares established by institutions in connection with the requirements of their customer accounts may apply. Customers purchasing Class II Shares or Class III Shares should contact their institution directly for appropriate purchase instructions.

OTHER PURCHASE INFORMATION

         On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day.

REDEMPTIONS

         Redemption orders are effected at the net asset value per share next determined after receipt of the order by LFDI. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

EXCHANGE PRIVILEGE - CLASS I SHARES

         An exchange involves a redemption of all or a portion of your Class I Shares and the investment of the redemption proceeds in Retail A Shares of another Fund offered by Galaxy or otherwise advised by Fleet. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a Fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request, plus any applicable sales charge.

         Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in the Institutional Prime Money Market Fund. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's distributor at 1-866-840-5469. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review the prospectuses for these portfolios prior to making an exchange. Telephone 1-866-840-5469 for a prospectus or to make an exchange.

         In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

                                      TAXES

IN GENERAL

         The Institutional Government Money Market Fund qualified during its last taxable year and intends to continue to qualify, and the Institutional Prime Money Market Fund intends to qualify, as a regulated investment company under Subchapter M of the Code and to distribute out their income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." For 2002-03, the withholding rate is 30%.

         Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

STATE AND LOCAL

         Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS

         Shareholders will be advised annually as to the federal income tax consequences of distributions made each year.

                              TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                              TERM OF                                 IN FUND
                             POSITION(S)    OFFICE AND                               COMPLEX(3)
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S) OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)       GALAXY      TIME SERVED(2)     DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.          Chairman &      4/2/86       Chairman & Director,           56    Director, Utica First
Age 69                         Trustee                     Vicks Lithograph &                   Insurance Company; Director,
                                                           Printing Corporation                 SBU Bank; Director, Partners
                                                           (book manufacturing).                Trust Financial Group;
                                                                                                Director, Monitor Life
                                                                                                Insurance Company; Director,
                                                                                                Commercial Travelers Mutual
                                                                                                Insurance Company.

Louis DeThomasis               Trustee        8/10/86      President,                     56                 None
Age 61                                                     Saint Mary's University
                                                           of Minnesota.

Kenneth A Froot(5)             Trustee        12/5/00      Professor of Finance,          56                 None
Age 45                                                     Harvard University.

James M. Seed                  Trustee        5/26/88      President, The Astra           56    Chairman and Director,
Age 61                                                     Ventures, Incorporated               Fischer-Watt Gold Co.;
                                                           (oil and gas exploration;            Director, XSCI, Inc.
                                                           private equity).

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                              TERM OF                                 IN FUND
                             POSITION(S)    OFFICE AND                               COMPLEX(3)
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S) OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)       GALAXY      TIME SERVED(2)     DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John T. O'Neill(6)             Trustee,       2/25/88      Private Investor;              56                 None
Age 57                       President &                   Executive Vice President
                              Treasurer                    and Chief Financial
                                                           Officer, Hasbro, Inc.
                                                           (toy and game
                                                           manufacturer) until
                                                           December 1999.

OFFICERS

                                 Vice         9/10/98      Vice President and             N/A                 N/A
William Greilich(7)           President                    Division Manager, PFPC
PFPC Inc.                                                  Inc., 1996 to present;
4400 Computer Drive                                        Vice President, PFPC
Westborough, MA 01581-5108                                 Inc., 1991-1996.
Age 47

                              Secretary       4/03/86      Partner of the law firm        N/A                 N/A
W. Bruce McConnel(7)                                       Drinker Biddle &
One Logan Square                                           Reath LLP, Philadelphia,
18th & Cherry Streets                                      Pennsylvania.
Philadelphia, PA 19103
Age 59

Gregory Sackos(7)             Assistant       9/6/01       Director, Fund Accounting      N/A                 N/A
PFPC Inc.                     Secretary                    and Administration, PFPC
4400 Computer Drive                                        Inc., 1998 to present;
Westborough, MA 01581-5108                                 Second Vice President,
Age 37                                                     Chase Global Financial
                                                           Services, 1996-1998.

-------------

(1) Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

(2)  Each trustee holds offices for an indefinite term until the earliest of:
     (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or
     (c) Galaxy terminates.

(3) The "Fund Complex" consisting of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy (43 portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 portfolios) and Galaxy Fund II (5 portfolios). In addition to Galaxy, Mr. Vicks and Mr. O'Neill serve as Chairman and President and Treasurer, respectively, of The Galaxy VIP Fund and Galaxy Fund II.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

(6) Mr. O'Neill is considered to be an Interested Trustee because (i) he owns securities issued by FleetBoston Financial Corporation and (ii) he serves as an officer of Galaxy.

(7) Mr. Greilich, Mr. McConnel and Mr. Sackos also serve as Vice President, Secretary and Assistant Secretary, respectively, of The Galaxy VIP Fund and Galaxy Fund II.

STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.

         The Audit Committee annually considers the engagement and compensation of Galaxy's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2001.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2001. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There were no formal meetings of the Valuation Committee during the fiscal year ended October 31, 2001.

TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy, The Galaxy VIP Fund and Galaxy Fund II.

                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                 DOLLAR RANGE OF                  PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE                          EQUITY SECURITIES IN THE FUNDS(1)               OVERSEEN BY TRUSTEE
------------------------------------- --------------------------------------- ----------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.                                   None                                over $100,000

Kenneth A. Froot                                       None                                over $100,000

Louis DeThomasis                                       None                                over $100,000

James M. Seed                                          None                                over $100,000

INTERESTED TRUSTEE

John T. O'Neill                                        None                                over $100,000

----------
     (1) Includes the value of shares beneficially owned by each trustee in the Funds as of December 31, 2001.

     (2) Includes the value of shares beneficially owned by each trustee in Galaxy, The Galaxy VIP Fund, and Galaxy Fund II as of December 31, 2001. On such date, Galaxy consisted of 40 portfolios, The Galaxy VIP Fund consisted of 8 portfolios and Galaxy Fund II consisted of 5 portfolios.

         As of July 2, 2002, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.

BOARD COMPENSATION

         Effective September 8, 2000, each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to September 8, 2000, each trustee was entitled to receive an annual aggregate fee of $45,000 for his services as a trustee of the Trusts plus an additional $3,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

         No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or any of its affiliates serves as a trustee, officer or employee of Galaxy.

         The following chart provides certain information about the fees received by Galaxy's trustees during the fiscal year ended October 31, 2001.

                                            AGGREGATE         PENSION OR RETIREMENT      TOTAL COMPENSATION FROM
                                          COMPENSATION         BENEFITS ACCRUED AS       GALAXY AND FUND COMPLEX(1)
     NAME OF PERSON/POSITION              FROM GALAXY        PART OF FUND EXPENSES          PAID TO TRUSTEES
------------------------------------- ---------------------- ------------------------ -------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.
Chairman and Trustee                         $72,717                  None                       $77,000

Donald B. Miller(2),(4)
Trustee                                      $68,940                  None                       $73,000

Rev. Louis DeThomasis
Trustee                                      $68,940                  None                       $73,000

James M. Seed(4)
Trustee                                      $68,940                  None                       $73,000

Kenneth A. Froot(3),(4)
Trustee                                      $51,074                  None                       $54,000

INTERESTED TRUSTEES

John T. O'Neill(4)                           $71,300                  None                       $75,500
President, Treasurer
and Trustee


Bradford S. Wellman                          $29,929                  None                       $31,750
Trustee(2)

----------------------

(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy, The Galaxy VIP Fund and Galaxy Fund II. In addition to Galaxy, each trustee also serves as a trustee of The Galaxy VIP Fund and Galaxy Fund II and receives compensation for such services.

(2) Mr. Wellman resigned as trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 14, 2000 and Mr. Miller retired as a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 31, 2001. Each currently serves as an emeritus trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II and receives the same meeting fees as the trustees and reimbursement for expenses incurred in attending meetings.

(3) Mr. Froot was appointed a trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 15, 2000.

(4) Deferred compensation (including interest) in the amounts of $68,418, $54,704, ($32,206) and $52,599 accrued during Galaxy's fiscal year ended October 31, 2001 for Messrs. Miller, O'Neill, Seed and Froot, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER

         Fleet, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Fund. The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.

         During the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Institutional Government Money Market Fund paid advisory fees (net of fee waivers and/or expense reimbursements) to Fleet in the amounts of $524,563, $206,464 and $126,310, respectively.

         During the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, Fleet waived advisory fees with respect to the Institutional Government Money Market Fund in the amounts of $95,114, $238,124 and $224,797, respectively.

         During the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, Fleet reimbursed expenses with respect to the Institutional Government Money Market Fund in the amounts of $0, $31,660 and $98,487, respectively.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on June 10-11, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Fleet with respect to the Institutional Government Money Market Fund for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Fleet's services provided to the Fund and Fleet's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report comparing the advisory fees and total expense ratio of the Fund to Lipper data on investment objective peer group averages and industry peer group averages; (2) a report on the Fund's advisory fee structure, which included assets, maximum contractual advisory fees compared to advisory fees paid and advisory fee waivers and expense reimbursements for the Fund; (3) a Lipper report comparing: (i) the performance of the Fund to the applicable Lipper average and performance universe average, (ii) the contractual management fee for the Fund with that of funds with the same investment classification, (iii) the expenses for the Fund to expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administrative fees) for the Fund to expense groups; and (4) a report on Fleet's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Fleet or any of its affiliates as a result of Fleet's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by Fleet in providing such advisory services to Galaxy.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Institutional Government Money Market Fund. The Board of Trustees also concluded that based on the services that Fleet would provide to the Fund under the investment advisory agreement and the expenses incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to continue the investment advisory agreement with Fleet for an additional one-year period.

         At a meeting held on September 5, 2002, the Board of Trustees of Galaxy, including the Independent Trustees, approved Galaxy's investment advisory agreement with Fleet with respect to the Institutional Prime Money Market Fund. In connection with such approval, the trustees reviewed and considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature of Fleet's services to be provided to the Fund and Fleet's experience and qualifications. Among other items, the trustees also considered a report on the Fund's proposed advisory fees and estimated total expense ratios, both before and after fee waivers and expense reimbursements, as compared to those for funds in its peer group.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage the Institutional Prime Money Market Fund. The Board of Trustees also concluded that based on the services that Fleet would provide to the Fund under the investment advisory agreement and the expenses to be incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to approve the investment advisory agreement with Fleet.

                 ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT

         Pursuant to its administration agreement with Galaxy (the "Administration Agreement"), Fleet generally assists in the administration and operation of the Funds. Fleet has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Fleet prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, administers the Funds' Code of Ethics, administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into an agreement with PFPC Inc. ("PFPC"), pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                 COMBINED AVERAGE DAILY NET ASSETS          ANNUAL RATE
                 ---------------------------------          -----------
                 Up to $2.5 billion                             0.090%
                 From $2.5 to $5 billion                        0.085%
                 From $5 to $12 billion                         0.075%
                 From $12 to $15 billion                        0.065%
                 From $15 to $18 billion                        0.060%
                 From $18 to $21 billion                        0.0575%
                 From $21 to $30 billion                        0.0525%
                 Over $30 billion                               0.050%

         Pursuant to its pricing and bookkeeping agreement with Galaxy (the "Pricing and Bookkeeping Agreement"), Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, CMA may delegate to another organization the performance of some or all of these services, in which case CMA will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. CMA has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the

Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, CMA is entitled to receive an annual fee based on the average net assets of each Fund as follows:

                             ASSETS                                FEE
                             ------                                ---
         Net assets under $50 million                            $25,000
         Net assets of $50 million but less than $200 million    $35,000
         Net assets of $200 million but less than $500 million   $50,000
         Net assets of $500 million but less than $1 billion     $85,000
         Net assets in excess of $1 billion                     $125,000

         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

         Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Fleet or CMA, as the case may be; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

         Prior to July 1, 2002, PFPC, a majority-owned subsidiary of PNC Financial Services Group, served as Galaxy's administrator. For the services provided, effective May 31, 2001, PFPC was entitled to receive administration fees based on the combined average daily net assets of the Institutional Government Money Market Fund and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as are currently payable to Fleet under the Administration Agreement.

         For the period from June 26, 2000 through May 30, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Institutional Government Money Market Fund and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion                             0.090%
                  From $2.5 to $5 billion                        0.085%
                  From $5 to $12 billion                         0.075%
                  From $12 to $15 billion                        0.065%
                  From $15 to $18 billion                        0.060%
                  From $18 to $21 billion                        0.0575%
                  Over $21 billion                               0.0525%

         Prior to June 26, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Institutional Government Money Market Fund and the other portfolios offered by Galaxy at the following annual rates:

                  COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
                  ---------------------------------           -----------
                  Up to $2.5 billion                              0.090%
                  From $2.5 to $5 billion                         0.085%
                  From $5 to $12 billion                          0.075%
                  From $12 to $15 billion                         0.065%
                  From $15 to $18 billion                         0.060%
                  Over $18 billion                               0.0575%

         PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services.

         For the fiscal year ended October 31, 2001, the Institutional Government Money Market Fund paid PFPC administration fees at the effective annual rate of 0.05% of its average daily net assets.

         During the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Institutional Government Money Market Fund paid administration fees (net of fee waivers) to PFPC in the amount of $146,424, $116,087 and $112,398, respectively.

         During the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, PFPC waived administration fees with respect to the Institutional Government Money Market Fund in the amounts of $132,431, $98,225 and $89,919, respectively.

                          CUSTODIAN AND TRANSFER AGENT

         JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

         Under the Global Custody Agreement, JPMorgan Chase has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund;

(iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. JPMorgan Chase is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that JPMorgan Chase shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

         PFPC serves as the Funds' transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

                                    EXPENSES

Fleet, CMA and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Fleet, CMA or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, CMA, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

         Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At October 31, 2001, the Institutional Government Money Market Fund held securities of its regular brokers or dealers as follows: Credit Suisse First Boston Corp., $46,535,000.

         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

            SHAREHOLDER SERVICES PLAN - CLASS II AND CLASS III SHARES

         Galaxy has adopted a Shareholder Services Plan with respect to Class II Shares and Class III Shares of the Funds (the "Plan") pursuant to which it intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain shareholder liaison and/or administrative support services to customers who are the beneficial owners of Class II Shares or Class III Shares. Such services are provided to customers who are the beneficial owners of Class II Shares or Class III Shares and are intended to supplement the services provided by Fleet as administrator and PFPC as transfer agent to the shareholders of record of Class II Shares or Class III Shares. The Plan provides that Galaxy will pay fees for such services at an aggregate annual rate of up to 0.50% (up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Class II Shares or Class III Shares owned beneficially by customers. Institutions may receive fees for providing one or more of the following services to such customers: (i) processing dividend payments on behalf of customers; (ii) providing information periodically to customers showing their positions in Class II Shares or Class III Shares; (iii) arranging for bank wires; (iv) responding to customer inquiries relating to the services performed by the institution; (v) providing subaccounting with respect to Class II Shares or Class III Shares beneficially owned by customers or the information necessary for Galaxy to provide subaccounting; (vi) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan or related servicing agreements; (viii) aggregating and processing purchase, exchange and redemption requests from customers and placing net purchase, exchange and redemption orders with Galaxy's distributor or transfer agent; (ix) providing customers with a service that invests the assets of their accounts in Class II Shares or Class III Shares; and (x) providing such other similar services as Galaxy may reasonably request to the extent the institution is permitted to do so under applicable statutes, rules and regulations.

         Galaxy intends to enter into servicing agreements under the Plan and to limit the payments under these servicing agreements for the Funds to an aggregate fee of not more than 0.15% of the average daily net asset value of Class II Shares owned beneficially by customers of institutions, and 0.25% of the average daily net asset value of Class III Shares owned beneficially by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Class II Shares or Class III Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class II Shares or Class III Shares.

         Each servicing agreement between Galaxy and an institution ("Service Organization") relating to the Plan requires that the Service Organization agrees to waive a portion of the servicing fee payable to it under the Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class II Shares or Class III Shares of the Fund on any day do not exceed the income to be accrued to such Class II Shares or Class III Shares on that day.

         Galaxy's servicing agreements are governed by the Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Class II Shares and Class III Shares of the Fund. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class II Shares and Class III Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.

                                   DISTRIBUTOR

         LFDI serves as Galaxy's distributor. LFDI is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and LFDI remains in effect until July 1, 2003 and will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. LFDI does not receive any compensation from Galaxy or either of the Funds for its services under the Distribution Agreement.

         Prior to July 1, 2002, PFPC Distributors, Inc. served as Galaxy's distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as Galaxy's distributor.


                                    AUDITORS

         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, currently serve as auditors for Galaxy. The financial highlights for the Institutional Government Money Market Fund included in the Prospectuses and the information for the Fund contained in the Annual Report for the fiscal years ended on or before October 31, 1998 were audited by Galaxy's former auditors.

                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS

         Galaxy, Fleet and LFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         The current yield for the Institutional Government Money Market Fund's Class I Shares may be obtained by calling LFDI at 1-866-840-5469.

         For the seven-day period ended April 30, 2002, the annualized yield and effective yield for Class I Shares of the Institutional Government Money Market Fund were 1.57% and 1.58%, respectively.

PERFORMANCE REPORTING

         From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

         Performance data as reported in national financial publications including, but not limited to, DONOGHUE'S MONEY FUND REPORT(R), MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The performance of the Funds may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance data will be calculated separately for Class I Shares, Class II Shares and Class III Shares of the Funds.

         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment.

         The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

         As of July 2, 2002, the name, address and percentage ownership of the entities or persons that held of record or beneficially 5% or more of the outstanding shares of each class of Galaxy's investment portfolios were as follows:

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
MONEY MARKET FUND
        TRUST SHARES
        Fleet National Bank                        97.41%
        P.O. Box 92800
        Rochester, NY  14692-8900

TAX-EXEMPT MONEY MARKET FUND
        TRUST SHARES
        Fleet National Bank                        98.12%
        P.O. Box 92800
        Rochester, NY  14692-8900

GOVERNMENT MONEY MARKET FUND
        TRUST SHARES
        Fleet National Bank                        96.42%
        P.O. Box 92800
        Rochester, NY  14692-8900

        Brenda May Earl                            10.97%
        279 Central Park West
        PH-19A
        New York, NY  10024

U.S. TREASURY MONEY MARKET FUND
        TRUST SHARES
        Fleet National Bank                        98.73%
        P.O. Box 92800
        Rochester, NY  14692-8900

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
        TRUST SHARES
        Fleet National Bank                       100.00%
        P.O. Box 92800
        Rochester, NY  14692-8900

  MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
        RETAIL A SHARES
        Fleet National Bank                        41.75%
        P.O. Box 92800
        Rochester, NY  14692-8900

        U.S. Clearing A Division of Fleet
        Securities Inc.                            22.71%
        26 Broadway
        New York, NY  10004-1703

  CONNECTICUT MUNICIPAL MONEY MARKET FUND
        RETAIL A SHARES
        Fleet National Bank                        51.03%
        P.O. Box 92800
        Rochester, NY  14692-8900

INSTITUTIONAL TREASURY MONEY MARKET FUND
        CLASS I SHARES
        Fleet National Bank                        16.52%
        P.O. Box 92800
        Rochester, NY  14692-8900

        Bob & Co.                                   8.62%
        Treasury Attn: A.J. Ferullo
        100 Federal Street
        Mailstop MADE10013E
        Boston, MA  02110-1802

                                       46

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        Fleet Bank Omnibus                         71.01%
        20 Church Street, 8th Floor
        Mailstop CT/EH/40608F
        CAS Operations
        Hartford, CT  06103

        CLASS II SHARES
        FIM Funding, Inc.                          100.00%
        Attn: Glen Martin
        150 Federal Street, 4th Floor
        Boston, MA 02110

        CLASS III SHARES
        Bob & Co.                                  97.70%
        Treasury Attn: A.J. Ferullo
        100 Federal Street
        Mailstop MADE10013E
        Boston, MA  02110-1802

INSTITUTIONAL PRIME MONEY MARKET FUND
        CLASS I SHARES
        Fleet National Bank                        71.13%
        P.O. Box 92800
        Rochester, NY 14692-8900

        U.S. Clearing Corp.                         7.01%
        26 Broadway
        New York, NY  10004-1703

        Bob & Co.                                  18.86%
        Treasury Attn: A.J. Ferullo
        100 Federal Street
        Mailstop MADE10013E
        Boston, MA  02110-1802

        CLASS II SHARES

        Bob & Co.                                  99.91%
        Treasury Attn: A.J. Ferullo
        100 Federal Street
        Mailstop MADE10013E
        Boston, MA  02110-1802

        CLASS III SHARES

        Bob & Co.                                  98.45%
        Treasury Attn: A.J. Ferullo
        100 Federal Street
        Mailstop MADE10013E
        Boston, MA  02110-1802

EQUITY VALUE FUND
        TRUST SHARES
        Gales & Co.                                25.38%
        Fleet Investment Services
        Mutual Funds Unit- NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                25.35%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                26.11%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust
        Company                                     5.12%
        Agent for Fleet National Bank FBO
        Leviton Manufacturing Savings Plan
        P.O. Box 4054
        Concord, CA 94524

EQUITY GROWTH FUND
        TRUST SHARES
        Gales & Co.                                27.38%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

                                       47


                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        Gales & Co.                                19.59%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                17.82%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust
        Company                                    22.20%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

        PRIME A SHARES
        U.S. Clearing Corp.                        64.07%
        FBO 104-32732-16
        Hilda Brandt
        Roland Park Place
        830 W. 40th Street Apt. 359
        Baltimore, MD  21211-2176

        U.S. Clearing Corp.                         6.85%
        FBO 143-27206-11
        Mary V. Mastroianni and
        Pasqual Mastroianni JTTEN
        1811 Randolph Road
        Schenectady, NY  12308-2021

        U.S. Clearing Corp.                         8.81%
        FBO 021-90471-15
        Mabel L. Bowman
        5089 Hagen Court
        Valley Springs, CA  95252

        U.S. Clearing Corp.                        11.13%
        FBO 120-97689-18
        Yook Y. Doo
        46-34 Robinson Street
        Flushing, NY  11355-3445

        PRIME B SHARES
        U.S. Clearing Corp.                        22.92%
        FBO 111-98315-17
        Thomas J. Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY  10023-5548

        U.S. Clearing Corp.                        14.38%
        FBO 150-90636-14
        Lynn C. Sherrie
        245 Lake Street
        Wilson, NY  14172-9659

        U.S. Clearing Corp.                        12.40%
        FBO 221-00085-18
        Walter M. Swiecicki & Cathleen
        Swiecicki
        JT WROS
        119 Old Beekman Road
        Monmouth Junction,  NJ 08852-3114

        U.S. Clearing Corp.                        6.81%
        FBO 195-90734-10
        W.P. Fleming
        66500 E. 253 Road
        Grove, OK  74344-6163

        U.S. Clearing Corp.                        14.81%
        FBO 166-31108-21
        Frank Catanho, Trustee of the Frank Catanho
        1996 Trust - Dated 10/22/96
        22315 Main Street
        Hayward, NY  94541-4006

                                       48

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
GROWTH FUND II
        TRUST SHARES
        Gales & Co.                                18.61%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                12.82%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                58.42%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

  EQUITY INCOME FUND
        TRUST SHARES
        Gales & Co.                                56.86%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                24.36%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                12.67%
        Fleet Investment Services
        Mutual Funds Unit- NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

INTERNATIONAL EQUITY FUND
        TRUST SHARES
        Gales & Co.                                11.01%
        Fleet Investment Services
        Mutual Funds Unit- NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                32.25%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                32.86%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust
        Company                                    10.57%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

        PRIME A SHARES
        Dean Witter Cust                           76.73%
        FBO Albert F. Twanmo IRA
        631030674
        P.O. Box 290
        New York, NY  10008

        U.S. Clearing Corp.                        14.11%
        FBO 136-99157-13
        Jon-Paul Dadaian
        178 Clarken Drive
        West Orange, NJ  07052-3441

                                       49

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------

        National Financial
        Services Corp.                              8.76%
        FBO Mark A Rydell
        A/C A72-908290
        200 Liberty Street
        One World Financial Center, 5th Floor
        New York, NY  10281

        PRIME B SHARES
        U.S. Clearing Corp.                        72.44%
        FBO 102-59241-17
        Church & Friary of St. Francis of Assisi
        c/o Fr. Peter Brophy, OFM
        135 West 31st Street
        New York, NY  10001-3405

        U.S. Clearing Corp.                         5.35%
        FBO 195-90025-13
        Guido Guinasso
        418 College Avenue
        San Francisco, CA  94112-1114

GROWTH & INCOME FUND
        TRUST SHARES
        Gales & Co.                                32.81%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust
        Company                                    51.81%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

        PRIME A SHARES
        U.S. Clearing Corp.                        44.08%
        FBO 175-97327-10
        Margaret Ann Gillenwater
        2525 E. Prince Road #23
        Tucson, AZ  85716-1146

        U.S. Clearing Corp.                        15.05%
        FBO 114-97798-19
        Dona Schneid
        7909 Venture Center Way #9104
        Boynton Beach, FL  33437-7412

        U.S. Clearing Corp.                        21.66%
        FBO 134-93669-12
        Krzysztof Mizura
        26 Perron Road
        Plainville, CT  06062-1100

        U.S. Clearing Corp.                        10.09%
        FBO 103-80060-19
        Saint Clare School Endowment Fund
        Attn:  Father O'Shea/Andrew J.
        Houvouras and/or Bruce Blatman
        821 Prosperity Farms Road
        N. Palm Beach, FL  33408-4299

        U.S. Clearing Corp.                         8.39%
        FBO 134-92888-19
        Beverly A. Szymkowicz
        466 Tunnel Road
        Vernon, CT  06066-6225

        PRIME B SHARES
        U.S. Clearing Corp.                        29.63%
        FBO 147-97497-13
        Martin Allen Sante
        15222 Birch Lakeshore Dr.
        Vandalia, MI  49095-8740

                                       50

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                        17.37%
        FBO 103-31744-16
        Irwin Luftig & Elaine Luftig
        6119 Bear Creek Ct.
        Lake Worth, FL  33467-6812

        U.S. Clearing Corp.                        16.62%
        FBO 148-28677-18
        Linda M Berke &
        Michael E. Berke JT TEN
        30941 Westwood Road
        Farmington Hills, MI  48331-1466

        U.S. Clearing Corp.                        16.21%
        FBO 147-29019-15
        Walter W. Quan
        2617 Skyline Drive
        Lorain, OH  44053-2243

        U.S. Clearing Corp.                         6.21%
        FBO 013-90166-12
        Florence G. St. Onge
        34 Cedar Lane
        Warren, RI  02885-2236

ASSET ALLOCATION FUND
        TRUST SHARES
        Gales & Co.                                11.72%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                 6.91%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust
        Company                                    31.06%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

        PRIME A SHARES
        U.S. Clearing Corp.                        11.71%
        FBO 155-98529-16
        Frederick B. Galt
        616 Vanderlyn Lane
        Slingerlands, NY  12159-9543

        U.S. Clearing Corp.                        21.62%
        FBO 175-97327-10
        Margaret Ann Gillenwater
        2525 E. Prince Road #23
        Tucson, AZ  85716-1146

        U.S. Clearing Corp.                        33.67%
        FBO 194-97099-17
        James K. Winter
        2523 Greenridge Drive
        Belden, MS  38826-9530

        U.S. Clearing Corp.                         8.42%
        FBO 108-98907-17
        Linda Lecessi-Karp
        141 Norwood Avenue
        Malverne, NY  11565-1422

        U.S. Clearing Corp.                        12.61%
        FBO 170-02647-14
        Frederick J. Roselli &
        Carol A. Roselli JT TEN
        585 North Westfield Street
        Feeding Hills, MA  01030-1217

                                       51


                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                        7.43%
        FBO 145-90771-19
        IRA Rollover
        Nicole A. Zielske
        1914 Grayson Ridge Ct.
        Chesterfield, MO  63017-8740

        PRIME B SHARES
        U.S. Clearing Corp.                        13.47%
        FBO 138-97818-14
        Carol Y. Foster
        20270 NE Marie Avenue
        Blountstown, FL  32424-1273

        U.S. Clearing Corp.                        13.16%
        FBO 102-92974-11
        Ann E. Csernica
        8 Hunter Court
        Egg Harbor Twp., NJ  08234-7390

        U.S. Clearing Corp.                         8.76%
        FBO 166-98559-16
        Ann P. Sargent
        422 Los Encinos Avenue
        San Jose, CA  95134-1336

        U.S. Clearing Corp.                         8.51%
        FBO 166-97970-19
        Alicia E. Schober
        10139 Ridgeway Drive
        Cupertino, CA  95014-2658

        U.S. Clearing Corp.                         6.49%
        FBO 013-00189-14
        Fleet Bank Collateral Acct.
        David Paquin &
        Susan Paquin JT TEN
        Attn: Paul D. Nunes VP
        31 Mashpee Dr.
        North Attleboro, MA  02760-4385

        First Clearing Corp.                        5.40%
        A/C 5739-9934
        Rose M. Maxwell (IRA)
        FCC As Custodian
        1141 SW Abingdon Ave.
        Port St. Lucie, FL  34953-7328

SMALL COMPANY EQUITY FUND
        TRUST SHARES
        Gales & Co.                                10.43%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638

        Gales & Co.                                27.52%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638

        Gales & Co.                                10.13%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638

        Amvescap National Trust
        Company                                    40.99%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

SMALL CAP VALUE FUND
        RETAIL A SHARES
        Charles Schwab & Co., Inc.                 9.85%
        Special Custody Acct. For
        Exclusive of Customers
        Attn:  Mutual Funds
        101 Montgomery St.
        San Francisco, CA  94104-4122

                                       52


                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        TRUST SHARES
        Gales & Co.                                32.74%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                33.06%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                21.66%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        PRIME A SHARES
        U.S. Clearing Corp.                        40.09%
        FBO 104-32732-16
        Hilda Brandt
        Roland Park Place
        830 W. 40th Street, Apt. 359
        Baltimore, MD  21211-2176

        U.S. Clearing Corp.                        13.38%
        FBO 103-97564-14
        IRA Rollover Account
        Thomas X McKenna
        170 Turtle Creek
        Drive Tequesta, FL 33469-1547

        U.S. Clearing Corp.                        12.34%
        FBO 103-31296-18
        Edward U. Roddy III
        109 Angler Avenue
        Palm Beach, FL  33480-3101

        U.S. Clearing Corp.                         7.89%
        FBO 245-92451-10
        Virginia S. Moore
        2 Grandview Terrace
        Bethel, CT  06801-2339

        PRIME B SHARES
        U.S. Clearing Corp.                        11.12%
        FBO 111-98315-17
        Thomas J. Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY  10023-5548

        U.S. Clearing Corp.                         5.87%
        FBO 233-97395-15
        Rufus O. Eddins
        360 Dominion Circle
        Knoxville, TN  37922-2750

        U.S. Clearing Corp.                         5.15%
        FBO 138-30212-17
        Virginia Godenrath T.O.D.
        Robert Godenrath
        5925 Shore Boulevard South #104
        Gulfport, FL  33707-5904

        U.S. Clearing Corp.                         5.63%
        FBO 221-97250-13
        Michael A. Veschi
        106 Exmoor Court
        Leesburg, VA  20176-2049

        U.S. Clearing Corp.                         7.54%
        FBO 107-30623-23
        Andrejs Zvejnieks
        2337 Christopher Walk
        Atlanta, GA  30327-1110

                                       53

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                         8.25%
        FBO 134-955935-15
        Reenee L. Mayne
        285 Redwood Road
        Manchester, CT  06040-6333

STRATEGIC EQUITY FUND
        TRUST SHARES
        Gales & Co.                                24.56%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                54.04%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                17.28%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

LARGE CAP VALUE FUND
        TRUST SHARES
        Fleet National Bank                        17.78%
        Attn: Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

        Fleet National Bank                        64.25%
        Attn: Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

LARGE CAP GROWTH FUND
        TRUST SHARES
        Fleet National Bank                        12.15%
        Attn: Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

        Fleet National Bank                        76.54%
        Attn:  Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

        RETAIL A SHARES
        U.S. Clearing Corp.                        8.15%
        FBO 236-91311-11
        C/F Peter J. Peff IRA
        PMB 413
        1151 Aquidneck Avenue
        Middletown, RI  02842-5255

INTERMEDIATE GOVERNMENT INCOME FUND
        TRUST SHARES
        Gales & Co.                                53.68%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                28.91%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                12.57%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

                                       54


                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
QUALITY PLUS BOND FUND
        TRUST SHARES
        Gales & Co.                                13.83%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                21.20%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                44.97%
        Fleet Investment Services
        Mutual Funds Unit- NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Amvescap National Trust Company            12.65%
        Agent for Fleet National Bank FBO
        FleetBoston Financial Savings Plus
        P.O. Box 4054
        Concord, CA 94524

        PRIME A SHARES
        U.S. Clearing Corp.                        16.16%
        FBO 103-30971-12
        Doris G. Schack
        FBO- Doris G. Schack Living Trust
        9161 East Evans
        Scottsdale, AZ  85260-7575

        U.S. Clearing Corp.                        43.98%
        FBO 132-90090-11
        IRA Rollover
        Virginia Holmes
        207 Adams Street

        Ithaca, NY  14850-3514
        U.S. Clearing Corp.                         8.04%
        FBO 013-02964-11
        Jane L. Grayhurst
        770 Boylston St., Apt. 10G
        Boston, MA  02199-7709

        US Clearing Corp.                          31.69%
        FBO 246-90802-18
        Ratimir Pavesic
        65 East India Row Apt. 17D
        Boston, MA  02110-3388

        PRIME B SHARES
        U.S. Clearing Corp.                        12.34%
        FBO 119-97697-10
        Ira Zornberg
        4219 Nautilus Avenue
        Brooklyn, NY  11224-1019

        U.S. Clearing Corp.                        10.99%
        FBO 147-24459-13
        Jay Robert Klein
        26800 Amhearst Circle #209
        Cleveland, OH  44122-7572

        U.S. Clearing Corp.                        14.45%
        FBO 230-02116-18
        Marjorie Dion
        301 Raimond Street
        Yaphank, NY  11980-9725

        U.S. Clearing Corp.                        7.87%
        FBO 157-98031-13
        Patricia Fusco
        112 E. Chapel Avenue
        Cherry Hill, NJ  08034-1204

        U.S. Clearing Corp.                        6.42%
        FBO 119-11589-12
        Hilja Schein
        264 East 211 Street, Apt. 2D
        Bronx, NY  10467-1528

                                       55

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                        10.76%
        FBO 131-07457-14
        U/A/D 1/29/99
        Petrella Fam Rev Trust #3
        John Petrella Trustee
        39 Cydot Drive
        North Kingstown, RI  02852-5611

        U.S. Clearing Corp.                        10.76%
        FBO 131-07459-12
        U/A/D 1/29/99
        Petrella Fam Rev Trust #2
        John Petrella Trustee
        39 Cydot Drive
        North Kingstown, RI  02852-5611

        U.S. Clearing Corp.                        5.83%
        FBO 238-97175-19
        Marie Goftfried
        Rollover IRA Account
        6411 Grand Cypress Circle
        Lake North, FL  33463-7363

SHORT-TERM BOND FUND
        TRUST SHARES
        Gales & Co.                                20.36%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                33.99%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                39.92%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL B SHARES
        Chelsea Police Relief
        Assoc.                                      7.90%
        John R. Phillips Treas. &
        Michael McCona Clerk
        180 Crescent Avenue
        Chelsea, MA  02150-3017

        US Clearing Corp.                           5.18%
        FBO 236-92074-16
        Willie M. Moye Sr.
        268 Mount Prospect Avenue
        Newark, NJ  07104-2008

TAX-EXEMPT BOND FUND
        TRUST SHARES
        Gales & Co.                                30.37%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                29.30%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                38.32%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL B SHARES
        U.S. Clearing Corp.                         7.09%
        FBO 978-02869-11
        Carol Guy
        Ali E. Guy
        14 Thomas Street
        Scarsdale, NY  10583-1031

                                       56

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                          6.29%
        FBO 245-07280-15
        Alan Landman
        Box 2339
        Providence, RI  02906-0339

        FISERV Securities Inc.                      5.96%
        FAO 13875955
        Attn: Mutual Funds
        One Commerce Square
        2005 Market Street, Suite 1200
        Philadelphia, PA  19103

        FISERV Securities Inc.                      7.69%
        FAO 13878082
        Attn: Mutual Funds
        One Commerce Square
        2005 Market Street, Suite 1200
        Philadelphia, PA  19103

INTERMEDIATE TAX-EXEMPT BOND FUND
        TRUST SHARES
        Gales & Co.                                12.62%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                82.65%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A SHARES
        Richard F. Messing                          8.07%
        51 Arlington Rd.
        Wellesley Hills, MA  02481

        Charles Schwab & Co. Inc.                  31.59%
        Attn: Mutual Funds
        101 Montgomery Street
        San Francisco, CA  94094-4122

        RETAIL B SHARES
        U.S. Clearing Corp.                        26.04%
        FBO 979-02517-15
        Joseph W. Dorfmeister
        Patricia L. Dorfmeister
        1301 Walton Avenue
        Altoona, PA  16602-4612

        American Enterprise Investment
        Services                                   61.07%
        FBO 188-470-611
        P.O. Box 9446
        Minneapolis, MN  55440

CONNECTICUT MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.
        Fleet Investment Services                  75.74%
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                24.04%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A SHARES
        U.S. Clearing Corp.                         9.20%
        FBO 134-08973-29
        Marquis Restitution Fund
        Charles D. Gersten Trustee
        216 Main Street
        Hartford, NY  06106-1817

                                       57

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        RETAIL B SHARES
        U.S. Clearing Corp.                         5.96%
        FBO 245-06995-13
        Hans Hoffmann & Janice Hoffman
        36 Leeway
        Madison, CT  06443-2823

        U.S. Clearing Corp.                         5.79%
        FBO 113-05954-14
        Darlene Kirychuk-Francis
        425 North Main Street
        Wallingford, CT  06492-3210

        U.S. Clearing Corp.                        11.58%
        FBO 142-04560-12
        Zivko Blude
        60 Colonial Drive
        Stratford, CT  06614-2226

        U.S. Clearing Corp.                        13.28%
        FBO 142-04599-17
        Anthony Fiorello II & L. Ruth Fiorello
        20 Red Fox Road
        Stratford, CT  06614-2239

        U.S. Clearing Corp.                        37.64%
        FBO 142-04600-14
        Richard L. Massey
        261 Pomperaug Woods
        Southbury, CT  06483-3501

        U.S. Clearing Corp.                         5.69%
        FBO 245-81909-11
        Richard F. Drake
        9 Stillwell Dr.
        Plainville, CT  06062-2921

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                72.30%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638

        Gales & Co.                                17.93%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638

        SEI Trust Company                           6.57%
        c/o Webster TR CO
        Attn:  Mutual Fund Administrator
        One Freedom Valley Dr.
        Oaks, PA  19456

        RETAIL A SHARES
        Charles Schwab & Co.                       19.39%
        Attn: Mutual Funds
        101 Montgomery Street
        San Francisco, CA  94104-4122

        Kelly F. Shackelford                        6.72%
        P.O. Box 672
        New Canaan, CT  06840-0672

        RETAIL B SHARES
        U.S. Clearing Corp.                        62.18%
        FBO 221-08330-14
        Cara Pressman
        59 Tilia Court
        Hamilton, NJ  08690-3344

                                       58

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                        33.56%
        FBO 134-91349-14
        Lucille F. Burnham
        91 Woodmere Road
        Bristol, CT  06010-7630

FLORIDA MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                68.19%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                30.63%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

MASSACHUSETTS MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                56.11%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                42.04%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL B SHARES
        U.S. Clearing Corp.                        67.14%
        FBO 245-09436-14
        Thomas M. Apone
        64 Jacqueline Road #4
        Waltham, MA  02452-4973

        U.S. Clearing Corp.                        6.76%
        FBO 222-00942-19
        Gary P. McGrath & Amy J. McGrath
        JT/TEN
        9 Baldwin Road
        Westford, MA  01886-2063

        U.S. Clearing Corp.                        10.81%
        FBO 222-00960-16
        John W. Carroll & Carole A. Carroll
        JT/TEN
        14 Ames Street
        Pepperell, MA  01463

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                75.98%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                23.66%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL B SHARES
        U.S. Clearing Corp.                         9.16%
        FBO 210-00232-013
        Kathleen McLaughlin
        370 Charles River Road
        Watertown, MA  02472-2738

        U.S. Clearing Corp.                        19.95%
        FBO 136-35267-14
        Margaret A. Geraghty
        253 Needham Street
        Dedham, MA  02026-7018

                                       59

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                         6.65%
        FBO 222-00665-14
        Michael Ashmore & Ann M. Evans-Ashmore
        JT/TEN
        345 Sargent Road
        Boxborough, MA  01719-1203

        US Clearing Corp.                          17.78%
        FBO 222-00850-19
        Edwin M. Leung & Daphne Y. Chu
        JT/TEN
        15 Canterbury Lane
        Groton, MA  01450-4242

CORPORATE BOND FUND
        TRUST SHARES
        Gales & Co.                                21.65%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                42.34%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                27.58%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

RHODE ISLAND MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                75.33%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                23.77%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A SHARES
        Gales & Co.                                40.45%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                15.52%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        James R. McCulloch                          5.46%
        c/o Microfibre
        P.O. Box 1208
        Pawtucket, RI  02862-1208

        RETAIL B SHARES
        U.S. Clearing Corp.                        32.22%
        FBO 247-00404-17
        Phyllis J. Silverstein
        28 Kennedy Blvd.
        Lincoln, RI  02865-3602

        U.S. Clearing Corp.                         9.25%
        FBO 247-00732-10
        Jose A Severino
        22 Set-N-Sun Drive
        Hope, RI  02831-1830

        U.S. Clearing Corp.                        9.23%
        FBO 131-08123-16
        Anastasia Tsonos
        12 Nevada Avenue
        Rumford, RI  02916-2407

                                       60

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        U.S. Clearing Corp.                        23.13%
        FBO 247-00882-18
        Lillian M. Crepeau
        16 Wagon Road
        Cumberland, RI  02864

        U.S. Clearing Corp.                        13.64%
        FBO 131-07752-16
        Dina N. Cote
        20 Taber Avenue
        Providence, RI  02906-4111

        U.S. Clearing Corp.                         6.96%
        FBO 247-00701-17
        Eva M. Deconti and
        Marcy M. Smith JTTEN
        93 Park Forest Road
        Cranston, RI  02920-3657

NEW YORK MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                64.67%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                29.87%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL B SHARES
        U.S. Clearing Corp.                        32.74%
        FBO 978-00592-19
        Michelina Pezzulo
        Joseph Pezzulo
        249 Crescent Place
        Yonkers,  NY 10704-1628

        U.S. Clearing Corp.                        43.42%
        FBO 245-01932-10
        Robert A. Miller
        130 Greenwood Street
        Canisteo, NY  14823-1234

        U.S. Clearing Corp.                         8.60%
        FBO 116-02797-15
        Michael F. Mucia
        222 Manitan Road
        Cayuga, NY  13034-4117

NEW JERSEY MUNICIPAL BOND FUND
        TRUST SHARES
        Gales & Co.                                32.60%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                52.21%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                                12.60%
        Fleet Investment Services
        Mutual Funds Unit - NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A SHARES
        U.S. Clearing Corp.                        16.20%
        FBO 979-10688-11
        John J. Delucca
        314 Ardmore Road
        Ho Ho Kus, NJ  07423-1110

                                       61

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------

        U.S. Clearing Corp.                        9.41%
        FBO 979-14430-14
        John R. Wright & Maria N. Wright JTTEN
        706 Princeton Kingston Road
        Princeton, NJ  08540-4124

        RETAIL B SHARES
        U.S. Clearing Corp.                        62.11%
        FBO 979-07790-12
        David Chaban
        45 Martin Street
        Lakewood, NJ  08701-1580

        U.S. Clearing Corp.                         5.08%
        FBO 597-09212-18
        Antoun Khouri
        T.O.D. Marie Shaleesh
        358 Mountain Road
        Englewood, NJ  07631-3727

        U.S. Clearing Corp.                         6.82%
        FBO 157-04299-18
        Bharathi Gourkanti
        16 Clydesdale Court
        Marlton, NJ  08053-5560

        U.S. Clearing Corp.                        17.66%
        FBO 979-07796-16
        Pauline Chaban
        45 Martin Street
        Lakewood, NJ  08701-1580

PENNSYLVANIA MUNICIPAL BOND FUND
        TRUST SHARES
        Fleet National Bank                        46.85%
        Attn: Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

        Fleet National Bank                        39.72%
        Attn: Daniel Berg
        P.O. Box 92800
        Rochester, NY  14692-8900

        SEI Private Trust Co.                       8.43%
        c/o Philadelphia Trust Co.
        Attn: Mutual Fund Administrator
        1 Freedom Valley Dr.
        Oaks, PA  19456

        PRIME RESERVES
        U.S. Clearing Corp.                       100.00%
        26 Broadway
        New York, NY  10004-1703

        GOVERNMENT RESERVES
        U.S. Clearing Corp.                       100.00%
        26 Broadway
        New York, NY  10004-1703

        TAX-EXEMPT RESERVES
        U.S. Clearing Corp.                       100.00%
        26 Broadway
        New York, NY  10004-1703

         As of July 2, 2002, the name, address and percentage ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding Trust Shares (Class I Shares of the Institutional Money Market, Institutional Treasury Money Market and Institutional Government Money Market Funds) of each of Galaxy's investment portfolios were as follows:

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
MONEY MARKET FUND
        Stable Asset Fund
        c/o Norstar Trust Company
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         7.38%

GOVERNMENT MONEY MARKET FUND
        AMS Trust Account
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         9.10%

U.S. TREASURY MONEY MARKET FUND
        Loring Walcott Client Sweep Acct
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        25.00%

EQUITY GROWTH FUND
        Nusco Retiree Health VEBA Trust
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         7.18%

STRATEGIC EQUITY FUND
        Perstorp Retirement Trust
        c/o Fleet Financial Group
        159 East Main
        Rochester, NY 14638                        11.56%

TAX-EXEMPT BOND FUND
        Nusco Retiree Health VEBA Trust
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        30.05%

CONNECTICUT MUNICIPAL BOND FUND
        Doris C. Bullock Trust Cust.
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        13.21%

MASSACHUSETTS MUNICIPAL BOND FUND
        Jeffrey or Gail Press IMA
        c/o  Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         6.65%

SMALL CAP VALUE FUND
        FBF Pension Plan - Misc Assets
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        12.09%

        CVS Inc. 401(K) P/S SCV
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        12.22%


                                       63

                                                    PERCENT
REGISTRATION NAME                                  OWNERSHIP
----------------------------------------------------------------
        CVS Inc 401(K) P/S Pln Aggressive
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         5.17%

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
        Transwitch Cap Focus Acct
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        11.42%

        Susan Morse-Hilles Trust
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         9.16%

        Preferred Care Restricted
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         5.24%

RHODE ISLAND MUNICIPAL BOND FUND
        CP Pritchard TR GST Non-Exempt
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                        13.06%

INSTITUTIONAL MONEY MARKET FUND
        NJ Guarantee
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         5.69%

        L-3 Communications Cash
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY 14638                         6.69%

FLORIDA MUNICIPAL BOND FUND
        Michael C Kent Trust Agency
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY  14638                       11.14%

        C Pritchard TR B SH LP Hess
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY  14638                        5.42%

        Walter Oechsle Standard Trust
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY  14638                        5.29%

        William M. Wood Trust
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY  14638                        5.17%

PENNSYLVANIA MUNICIPAL BOND FUND
        Morse, William Sr.
        c/o Norstar Trust Co.
        Gales & Co.
        159 East Main
        Rochester, NY  14638                        5.86%

                              FINANCIAL STATEMENTS

            The Institutional Government Money Market Fund's Semi-Annual Report to Shareholders for the six-month period ended April 30, 2002 and the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001 have been filed with the SEC. The financial statements contained in such Semi-Annual Report and Annual Report with respect to the Institutional Government Money Market Fund are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights for the Fund for the six-month period ended April 30, 2002 are unaudited. The financial statements and financial highlights for the Fund for the fiscal years ended October 31, 2001, 2000 and 1999 have been audited by Galaxy's independent auditors, Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The information in the Annual Report for the fiscal years ended on or before October 31, 1998 was audited by Galaxy's former auditors.

                                   APPENDIX A
                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

            A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

            "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

            "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

            "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

            "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

            Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

            "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" - Issuers do not fall within any of the Prime rating categories.

            Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

            "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

            "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

            "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

            The following summarizes the ratings used by Standard & Poor's for long-term issues:

            "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

            "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

            "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The following summarizes the ratings used by Moody's for long-term debt:

            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

            "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

            "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

            "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

            PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

         CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

         RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

                 - Positive means that a rating may be raised.
                 - Negative means that a rating may be lowered.
                 - Stable means that a rating is not likely to change.
                 - Developing means a rating may be raised or lowered.
                 - N.M. means not meaningful.

MOODY'S

           WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

         WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

            A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

            "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

            "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

            In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

            "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

            "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

            "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

            Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                 THE GALAXY FUND

                                    FORM N-1A

PART C.  OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Declaration of Trust dated March 31, 1986.(4)

          (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988.(4)

          (3) Certificate of Classification of Shares pertaining to Class A shares and Class B shares.(4)

          (4) Certificate of Classification of Shares pertaining to Class C shares; Class D shares; and Class E shares.(4)

          (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 shares and Class D - Special Series 1 shares.(4)

          (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J - Series 2 shares.(4)

          (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares.(4)

          (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares.(4)

          (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares.(4)

          (10) Certificate of Classification of Shares pertaining to Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class W shares; and Class X - Series 1 shares and Class X - Series 2 shares.(7)

          (11) Certificate of Classification of Shares pertaining to Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U
               - Series 3 shares.(7)

          (l2) Certificate of Classification of Shares pertaining to Class A - Special Series 2 shares.(7)

          (13) Certificate of Classification of Shares pertaining to Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares.(7)

          (14) Certificate of Classification of Shares pertaining to Class BB shares; Class CC shares; and Class DD shares.(7)

          (15) Certificate of Classification of Shares pertaining to Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares.(7)

          (16) Certificate of Classification of Shares pertaining to Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G - Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares.(7)

          (17) Certificate of Classification of Shares pertaining to Class EE - Series 1 shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W - Special Series 1 shares.(10)

          (18) Certificate of Classification of Shares pertaining to Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares.
               (11)

          (19) Certificate of Classification of Shares pertaining to Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH
               - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM - Series 3 shares.(12)

          (20) Certificate of Classification of Shares pertaining to Class MM - Series 4 shares.(14)

          (21) Certificate of Classification of Shares pertaining to Class NN-Series 1 shares, Class NN-Series 2 shares, and Class NN-Series 3 shares.(14)

          (22) Certificate of Classification of Shares pertaining to Class NN-Series 4 shares and Class NN- Series 5 shares.(15)

          (23) Certificate of Classification of Shares pertaining to Class OO - Series 1 shares, Class OO - Series 2 shares, Class OO - Series 3 shares, Class OO - Series 4 shares and Class OO - Series 5 shares; Class PP - Series 1 shares, Class PP - Series 2 shares, Class PP - Series 3 shares, Class PP - Series 4 shares and Class PP - Series 5 shares; Class QQ - Series 1 shares, Class QQ - Series 2 shares, Class QQ - Series 3 shares, Class QQ - Series 4 shares and Class QQ - Series 5 shares; Class P- Series 3 shares; Class KK - Series 4 shares; Class Q - Series 3 shares; Class LL - Series 4 shares; Class O - Series 3 shares; Class R - Series 4 shares; and Class JJ - Series 4 shares.(17)

          (24) Certificate of Classification of Shares pertaining to Class Y - Series 3 shares; Class FF - Special Series 1 and Class FF - Special Series 2 shares; Class GG -Special Series 1 shares and Class GG-Special Series 2 shares.(20)

          (25) Certificate of Classification of Shares pertaining to Class RR-Series 1 shares, Class RR - Series 2 shares and Class RR - Series 3 shares; Class SS- Series 1 shares, Class SS - Series 2 shares and Class SS - Series 3 shares; and Class TT - Series 1 shares, Class TT - Series 2 shares and Class TT - Series 3 shares.(22)

          (26) Certificate of Classification of Shares pertaining to Class UU - Series 1 shares, Class UU - Series 2 shares, Class VV - Series 1 shares, Class VV - Series 2 shares, Class WW - Series 1 shares, Class WW - Series 2 shares, Class WW - Series 3 shares, and Class S - Special Series 1 shares and Class S - Special Series 2 shares.(24)

     (b)  (1)  Code of Regulations.(4)

          (2) Amendment to the Code of Regulations adopted on December 14, 2000.(21)

          (3)  Amendment to the Code of Regulations adopted on March 1, 2001.
               (21)

     (c) Article V, Section 5.1, and Article VIII, Section 8.1, of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).

     (d) (1) Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Government Money Market (formerly Institutional Treasury Money Market), Short-Term Bond, Intermediate Government Income (formerly Intermediate Bond), Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds dated as of May 19, 1994.(2)

          (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995.(1)

          (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998.(5)

          (4) Addendum No. 3 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves dated as of September 18, 1998.(7)

          (5) Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund,

               Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated as of June 23, 2000.(17)

          (6) Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund dated as of September 5, 2000.(17)

          (7) Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund dated as of August 27, 2001.(23)

          (8) Form of Addendum No. 7 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New York Municipal Money Market Fund.(10)

          (9) Form of Addendum No. 8 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

          (10) Sub-Advisory Agreement between Fleet Investment Advisors Inc. and Oechsle International Advisors, LLC with respect to the International Equity Fund dated as of October 8, 1998.(7)

     (e) (1) Form of Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc dated as of July 1, 2002.(24)

          (2) Form of Amendment No. 1 to Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

     (f) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997.(2)

     (g) (1) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of November 1, 1991.(4)

          (2) Amendment dated as of December 2, 1998 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(9)

          (3) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New

               Jersey Municipal Bond, MidCap Equity and Strategic Equity Funds.
               (3)

          (4) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

          (5) Amendment dated as of June 23, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

          (6) Amendment dated as of September 5, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pan Asia Fund.(17)

          (7) Amendment dated as of September 7, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.
               (17)

          (8) Amendment dated as of July 2, 2001 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(23)

          (9) Amendment dated as of August 27, 2001 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

          (10) Form of Amendment to Global Custody Agreement between the Registrant and JPMorgan Chase Bank (formerly The Chase Manhattan
               Bank) with respect to the New York Municipal Money Market Fund.
               (24)

          (11) Form of Amendment to Global Custody Agreement between the Registrant and JPMorgan Chase Bank with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

          (12) Consent to Assignment of Global Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and 440 Financial Group of Worcester, Inc. to The Shareholder Services Group, Inc. d/b/a 440 Financial dated March 31, 1995.(10)

     (h) (1) Form of Administration Agreement between the Registrant and Fleet Investment Advisors Inc. dated as of July 1, 2002.(24)

          (2) Form of Amendment No. 1 to Administration Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

          (3) Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) dated as of June 1, 1997.(3)

          (4) Amendment No. 1 dated as of March 3, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

          (5) Amendment No. 2 dated as of March 5, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

          (6) Amendment No. 3 dated as of September 18, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(7)

          (7) Amendment No. 4 dated as of September 10, 1998 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(8)

          (8) Amendment No. 5 dated as of September 9, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(11)

          (9) Amendment No. 6 dated as of December 2, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(11)

          (10) Amendment No. 7 dated as of June 23, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc). with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

          (11) Amendment No. 8 dated as of June 26, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(17)

          (12) Amendment No. 9 dated as of September 5, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.(18)

          (13) Amendment No. 10 dated as of May 31, 2001 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(23)

          (14) Amendment No. 11 dated as of August 27, 2001 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

          (15) Form of Amendment No. 12 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(10)

          (16) Form of Amendment No. 13 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Money Market Fund,

               Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

          (17) Form of Shareholders' Servicing and Transfer Agent Agreement between the Registrant and Liberty Funds Services, Inc. (with respect to the Registrant's equity and bond funds only) dated July 22, 2002.(24)

          (18) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.(24)

          (19) Shareholder Services Plan for Class II Shares and Class III Shares and Related Forms of Servicing Agreements.(24)

          (20) Form of Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. dated July 1, 2002.(24)

          (21) Form of Amendment No. 1 to Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

          (22) Credit Agreement dated as of December 29, 1999 among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(12)

          (23) Amendment No. 1, dated as of December 27, 2000, to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(22)

          (24) Amendment No. 2, dated as of March 27, 2001, to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(22)

          (25) Amendment No. 3, dated March 26, 2002 to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Alex. Brown Inc., Danske Bank A\S and Deutsche Bank AG, New York Branch.(24)

          (26) Agreement and Plan of Reorganization dated as of February 4, 2000 between the Registrant and Boston 1784 Funds.(15)

          (27) Agreement and Plan of Reorganization dated as of March 9, 2001 between the Registrant and The Pillar Funds.(23)

          (28) Letter Agreement dated August 1, 2001 pertaining to the Agreement and Plan of Reorganization between the Registrant and The Pillar Funds.(23)

     (i)  (1)  Opinion and consent of counsel dated September 28, 1999.(9)

          (2)  Opinion and consent of counsel dated December 3, 1999.(10)

          (3)  Opinion and consent of counsel dated February 28, 2000.(13)

          (4)  Opinion and consent of counsel dated May 30, 2000.(15)

          (5)  Opinion and consent of counsel dated May 31, 2000.(16)

          (6)  Opinion and consent of counsel dated February 27, 2001.(20)

          (7)  Opinion and consent of counsel dated May 11 2001.(22)

          (8)  Opinion and consent of counsel dated July 12, 2002.(24)

     (j)  (1)  Consent of Drinker Biddle & Reath LLP.(24)

          (2)  Consent of McGuireWoods LLP.(24)

          (3)  Consent of Ernst & Young LLP.(24)

     (k)       None.

     (l) (1) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated July 24, 1986.(4)

          (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds.(4)

          (3) Purchase Agreement between the Registrant and SMA Equities, Inc. dated December 30, 1991 with respect to the Small Company

               Equity Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Asset Allocation Fund, and New York Municipal Bond Fund.(4)

          (4) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds.(4)

          (5) Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. dated May 19, 1994 with respect to the Corporate Bond Fund.(4)

          (6) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds.(4)

          (7) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated March 9, 1998 with respect to the New Jersey Municipal Bond Fund.(5)

          (8) Form of Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the MidCap Equity Fund.(3)

          (9) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated March 3, 1998 with respect to the Strategic Equity Fund.(5)

          (10) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(8)

          (11) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated June 23, 2000 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

          (12) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated September 5, 2000 with respect to the Pan Asia Fund.(17)

          (13) Purchase Agreement between the Registrant and PFPC Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

          (14) Form of Purchase Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New York Municipal Money Market Fund.(24)

          (15) Form of Purchase Agreement between Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.(24)

     (m) (1) Distribution and Services Plan for Retail B Shares and Related Form of Servicing Agreement.(22)

          (2) Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves and Related Form of Servicing Agreement.(5)

          (3)  Distribution Plan for Prime A Shares.(6)

          (4) Distribution and Services Plan for Prime B Shares and Related Form of Servicing Agreement.(6)

          (5) Distribution and Services Plan for Prime Shares and Related Form of Servicing Agreement.(24)

          (6)  Distribution Plan for Retail A Shares of the Pan Asia Fund.(14)

          (7)  Distribution Plan for Retail A Shares.(22)

     (n)       None.

     (o) (1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.(24)

     (p)  (1)  Code of Ethics - Registrant.(24)

          (2)  Code of Ethics - Fleet Investment Advisors, Inc.(14)

          (3)  Code of Ethics - Oechsle International Advisors, LLC.(15)

          (4)  Code of Ethics - Liberty Funds Distributor, Inc.(24)

(1) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

(2) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

(3) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 15, 1997.

(4) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

(5) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

(6) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 11, 1998.

(7) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

(8) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

(9) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

(10) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

(11) Filed electronically as an Exhibit and ncorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

(12) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

(13) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

(14) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

(15) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 31, 2000.

(16) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 1, 2000.

(17) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 29, 2000.

(18) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 1, 2000.

(19) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 2000.

(20) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2001.

(21) Filed electronically as an Exhibit and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC on April 2, 2001.

(22) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 18, 2001.

(23) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 28, 2001.

(24) Filed herewith.

Item 24.     Persons Controlled By or Under Common Control with
             Registrant

             Registrant is controlled by its Board of Trustees.

Item 25.     Indemnification

     Indemnification of the Registrant's custodian and transfer agents against certain losses is provided for, respectively, in Section 12 of the Global Custody Agreement incorporated herein by reference as Exhibit (g)(1), in Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(3) and in Paragraph 20 of the form of Shareholders' Servicing and Transfer Agent Agreement filed herewith as Exhibit (h)(17). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:


        9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the

                Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)    Business and Other Connections of Investment Adviser

                Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

        (b)     Business and Other Connections of Sub-Adviser

                Oechsle International Advisors, LLC ("Oechsle") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                The list required by this Item 26 of the officers of Oechsle, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Oechsle pursuant to the Advisers Act (SEC File No. 801-28111).


Item 27.  Principal Underwriter

        (a) Liberty Funds Distributors, Inc. ("LFD"), a subsidiary of Colonial Management Associates, Inc., serves as distributor for the Registrant, The Galaxy VIP Fund and Galaxy Fund II as well as for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Stein-Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wagner Advisors Trust and Liberty Acorn Trust.

        (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of LFD is incorporated by reference to Schedule A of Form BD filed by LFD with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-44998).

        (c)     Not Applicable.

Item 28.        Location of Accounts and Records

                (1) Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02109 (records relating to its function as investment adviser and administrator).

                (2) Oechsle International Advisors, LLC, One International Place, Boston, Massachusetts 02210 (records relating to its function as sub-investment adviser to the International Equity Fund).

                (3) Liberty Funds Distributor Inc., One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

                (4) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its function as sub-administrator and sub-pricing and bookkeeping agent).

                (5) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its function as transfer agent for the Registrant's money market funds).

                (6) Liberty Funds Services, Inc., One Financial Center, Boston, MA 02111 (recording relating to its function as transfer agent for the Registrant's equity and bond funds).

                (7) Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111 (records relating to its function as pricing and bookkeeping agent).

                (8) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

                (9) JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (records relating to its function as custodian).

Item 29.  Management Services

          Inapplicable.

Item 30.  Undertakings

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Warwick, Rhode Island, on the 31st day of July, 2002.


                                   THE GALAXY FUND
                                   Registrant

                                   /s/ John T. O'Neill
                                   ---------------
                                   John T. O'Neill
                                   President


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 58 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                    DATE
---------                          -----                    ----

/s/ John T. O'Neill               Trustee, President       July 31, 2002
------------------------          and Treasurer
John T. O'Neill

*Dwight E. Vicks, Jr.            Chairman of the Board     July 31, 2002
--------------------------       of Trustees
Dwight E. Vicks, Jr.

*Louis DeThomasis                Trustee                   July 31, 2002
----------------------
Louis DeThomasis

*Kenneth A. Froot                Trustee                   July 31, 2002
----------------------
Kenneth A. Froot

*James M. Seed                   Trustee                   July 31, 2002
-------------------
James M. Seed

*By: /s/ John T. O'Neill
    -------------------------
     John T. O'Neill
        Attorney-In-Fact

                                 THE GALAXY FUND

                            CERTIFICATE OF SECRETARY

         The following resolutions were duly adopted by the Board of Trustees of Galaxy Funds on July 11, 2002 and remain in effect on the date hereof:

         RESOLVED, that in accordance with the resolutions previously adopted by this Board, the officers of Galaxy be, and each of them hereby is, authorized in the name and on behalf of Galaxy to execute and cause to be filed with the Securities and Exchange Commission Post-Effective Amendment No. 58 to Galaxy's Registration Statement on Form N-1A in such form as the officer or officers executing the same may, with the advice of counsel to Galaxy, approve as necessary or desirable, such approval to be conclusively evidenced by his, her or their execution thereof;

         FURTHER RESOLVED, that W. Bruce McConnel be, and hereby is, redesignated to act on behalf of Galaxy as its agent for service of process for matters relating to said Registration Statement with the powers enumerated in Rule 478 of the Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, as amended;

         FURTHER RESOLVED, that the officers of Galaxy be, and each of them hereby is, authorized to execute and file all such instruments and documents, make all such payments and do all such other acts as they may deem necessary or desirable and appropriate in order to effect the filing of said Post-Effective Amendment No. 58 to said Registration Statement and to cause the same to become effective; and

         FURTHER RESOLVED, that the trustees and officers of Galaxy who may be required to execute any amendments to Galaxy's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing John T. O'Neill and W. Bruce McConnel, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Galaxy any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said officers or trustees, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                                     THE GALAXY FUND

                                                     By:  /s/ W. Bruce McConnel
                                                          ---------------------
                                                          W. Bruce McConnel
                                                          Secretary


Dated: July 31, 2002

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 4, 1996                             /s/ Dwight E. Vicks, Jr.
                                                     ------------------------
                                                     Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                            /s/ Brother Louis DeThomasis
                                                    ----------------------------
                                                        Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 27, 2000                                   /s/ Kenneth A. Froot
                                                            --------------------
                                                                Kenneth A. Froot

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


                  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                                  /s/ James M. Seed
                                                          -----------------
                                                              James M. Seed

                                  EXHIBIT INDEX

(a)(26) Certificate of Classification of Shares pertaining to Class UU - Series 1 shares, Class UU - Series 2 shares, Class VV - Series 1 shares, Class VV - Series 2 shares, Class WW - Series 1 shares, Class WW - Series 2 shares, Class WW - Series 3 shares, and Class S - Special Series 1 shares and Class S - Special Series 2 shares.

(d)(9) Form of Addendum No. 8 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

(e)(1) Form of Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. dated as of July 1, 2002.

(e)(2) Form of Amendment No. 1 to Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

(g)(10) Form of Amendment to Global Custody Agreement between the Registrant and JPMorgan Chase Bank with respect to the New York Municipal Money Market Fund.

(g)(11) Form of Amendment to Global Custody Agreement between the Registrant and JPMorgan Chase Bank with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

(h)(1) Form of Administration Agreement between the Registrant and Fleet Investment Advisors Inc. dated as of July 1, 2002.

(h)(2) Form of Amendment No. 1 to Administration Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

(h)(16) Form of Amendment No. 13 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

                                  EXHIBIT INDEX

(h)(17) Form of Shareholders' Servicing and Transfer Agent Agreement between the Registrant and Liberty Funds Services, Inc. (with respect to Registrant's equity and bond funds only) dated July 22, 2002.

(h)(18) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.

(h)(19) Shareholder Services Plan for Class II Shares and Class III Shares and Related Forms of Servicing Agreements.

(h)(20) Form of Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. dated July 1, 2002.

(h)(21) Form of Amendment No. 1 to Pricing and Bookkeeping Agreement between the Registrant and Colonial Management Associates, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Government Money Market Fund.

(h)(25) Amendment No. 3, dated March 26, 2002 to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Alex. Brown Inc., Danske Bank A\S and Deutsche Bank AG, New York Branch.

(i)(8)        Opinion and consent of counsel dated July 12, 2002.

(j)(1)        Consent of Drinker Biddle & Reath LLP.

(j)(2)        Consent of McGuireWoods LLP.

(j)(3)        Consent of Ernst & Young LLP.

(l)(14) Form of Purchase Agreement between the Registrant and Liberty Funds Distributor, Inc. with respect to the New York Municipal Money Market Fund.

(l)(15) Form of Purchase Agreement between Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund.

                                  EXHIBIT INDEX

(m)(5) Distribution and Services Plan for Prime Shares and Related Form of Servicing Agreement.

(o)(1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

(p)(1)        Code of Ethics - Registrant.

(p)(4)        Code of Ethics - Liberty Funds Distributor, Inc.


                                       3